UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | March 31, 2017 | (Unaudited)

U.S. Government & Agency Obligations | 84.1% of portfolio	Interest Rate / Yield	(a)	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	0.70%		04/10/17	$ 1,684,000	$ 1,683,705
Federal Agricultural Mortgage Corp.	0.57		06/01/17	3,000,000	2,997,103
Federal Farm Credit Bank	0.59		04/05/17	4,700,000	4,699,699
Federal Farm Credit Bank	0.90		06/08/17	500,000	500,070
Federal Farm Credit Bank	3.22		06/14/17	1,000,000	1,004,977
Federal Farm Credit Bank	0.65		06/19/17	1,200,000	1,200,181
Federal Farm Credit Bank	0.57		06/23/17	800,000	798,949
Federal Farm Credit Bank	1.10		06/28/17	500,000	500,299
Federal Home Loan Bank	0.53		04/03/17	5,000,000	4,999,853
Federal Home Loan Bank	0.56		04/04/17	1,550,000	1,549,928
Federal Home Loan Bank	0.55		04/07/17	3,000,000	2,999,730
Federal Home Loan Bank	0.54		05/03/17	5,000,000	4,997,600
Federal Home Loan Bank	0.53		05/05/17	6,000,000	5,996,997
Federal Home Loan Bank	0.76		05/10/17	920,000	919,243
Federal Home Loan Bank	4.88		05/17/17	4,725,000	4,751,467
Federal Home Loan Bank	0.88		05/24/17	2,000,000	2,000,358
Federal Home Loan Bank	0.75		05/25/17	2,900,000	2,899,946
Federal Home Loan Bank	0.63		05/30/17	3,145,000	3,145,466
Federal Home Loan Bank	0.73		06/06/17	2,500,000	2,496,654
Federal Home Loan Bank	1.00		06/09/17	4,900,000	4,903,925
Federal Home Loan Bank	0.77		06/16/17	5,000,000	4,991,872
Federal Home Loan Bank	0.57		06/28/17	1,400,000	1,398,049
Federal Home Loan Bank	0.79		06/30/17	1,842,000	1,838,470
Federal Home Loan Bank	0.79		07/19/17	1,020,000	1,017,560
Federal Home Loan Bank	0.80		07/27/17	2,000,000	1,999,970
Federal Home Loan Bank	0.80		07/28/17	2,600,000	2,593,182
Federal Home Loan Mortgage Corp.	5.00		04/18/17	1,600,000	1,603,413
Federal Home Loan Mortgage Corp.	0.71		04/28/17	3,000,000	3,000,259
Federal Home Loan Mortgage Corp.	0.75		05/25/17	1,500,000	1,500,507
Federal Home Loan Mortgage Corp.	0.75		05/26/17	1,000,000	1,000,305
Federal Home Loan Mortgage Corp.	0.75		05/26/17	5,000,000	5,000,785
Federal Home Loan Mortgage Corp.	1.00		06/29/17	3,973,000	3,977,099
Federal National Mortgage Assoc.	0.68		04/12/17	2,577,000	2,576,465
Federal National Mortgage Assoc.	0.53		04/19/17	1,050,000	1,049,722
Federal National Mortgage Assoc.	0.50		04/20/17	5,000,000	4,998,681
Federal National Mortgage Assoc.	0.50		04/27/17	6,000,000	5,997,833
Federal National Mortgage Assoc.	1.13		04/27/17	1,525,000	1,525,657
Federal National Mortgage Assoc.	0.50		05/10/17	3,000,000	2,998,375
Federal National Mortgage Assoc.	5.00		05/11/17	7,561,000	7,599,047
Federal National Mortgage Assoc.	0.56		06/01/17	1,000,000	999,054
Federal National Mortgage Assoc.	5.38		06/12/17	4,102,000	4,139,510
Federal National Mortgage Assoc.	0.76		06/21/17	3,000,000	2,994,870
U.S. Treasury Note	0.88		04/15/17	6,000,000	6,000,791
U.S. Treasury Note	0.50		04/30/17	5,500,000	5,499,542
U.S. Treasury Note	0.88		04/30/17	500,000	500,113
U.S. Treasury Note	0.88		05/15/17	6,000,000	6,002,447
U.S. Treasury Note	0.63		05/31/17	6,500,000	6,500,762
U.S. Treasury Note	0.88		06/15/17	5,500,000	5,502,820
U.S. Treasury Note	0.75		06/30/17	6,500,000	6,503,184
U.S. Treasury Note	0.88		07/15/17	4,000,000	4,000,403
U.S. Treasury Note	0.50		07/31/17	4,500,000	4,495,816
Total U.S. Government & Agency Obligations
(Cost $164,852,713)					164,852,713

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | March 31, 2017 | (Unaudited)

Money Market Fund | 15.9% of portfolio	Interest Rate / Yield	(a) Maturity Date	Shares	Value
State Street Institutional U.S.Government Money Market Fund	0.62	%(b)	31,267,409	$ 31,267,409
(Premier Class)
Total Money Market Fund
(Cost $31,267,409)				31,267,409

Total Investments in Securities
(Cost $196,120,122) | 100%				$ 196,120,122

(a) Yield represents yield at date of purchase.
(b) 7-day yield at March 31, 2017.

At March 31, 2017, the cost of investment securities for tax purposes was $196,120,122.  There were no unrealized gains or losses.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 164,852,713	$ -	$ 164,852,713
Commercial Paper	$ -	$ -	$ -	$ -
Corporate Bonds	$ -	$ -	$ -	$ -
Cash Equivalents	$ 31,267,409	$ -	$ -	$ 31,267,409
	$ 31,267,409	$ 164,852,713	$ -	$ 196,120,122

There were no transfers between levels during the period ended March 31, 2017.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2017 | (Unaudited)

Corporate Bonds | 41.3% of portfolio
Consumer Discretionary | 2.9%	Interest Rate		Maturity Date	Face Amount	Value
Ethiopian Leasing (2012) LLC	2.68%		07/30/25	$ 149,659	$ 151,043
VRG Linhas Aéreas SA	0.98		03/13/18	2,000,000	1,990,386
Total Consumer Discretionary					2,141,429

Energy | 9.5%
Petroleos Mexicanos	2.00		12/20/22	600,000	595,659
Petroleos Mexicanos	1.95		12/20/22	600,000	595,144
Petroleos Mexicanos	2.38		04/15/25	1,037,850	1,035,970
Petroleos Mexicanos	2.46		12/15/25	900,000	899,875
Reliance Industries Ltd.	2.06		01/15/26	142,200	139,711
Reliance Industries Ltd.	1.87		01/15/26	1,894,737	1,846,235
Reliance Industries Ltd.	2.44		01/15/26	1,894,737	1,892,552
Total Energy					7,005,146

Financials | 23.4%
Ally Bank	1.25		08/21/17	248,000	248,386
Altitude Investments 17 LLC	2.68		11/08/25	754,160	745,052
American Express Bank FSB	1.55		10/23/17	250,000	250,961
American Express Centurion Bank	1.45		06/04/18	250,000	250,677
Athene Global Funding (b)	2.88		10/23/18	195,000	196,129
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,059
Capital One Bank USA NA	1.65		07/09/18	250,000	250,731
Capital One NA	1.60		07/16/18	250,000	250,717
Chase Bank USA NA	1.44	(a)	05/26/17	250,000	250,165
Compass Bank	1.30		07/31/17	250,000	250,437
GE Capital Bank	1.50		10/17/17	250,000	250,606
HSBC Bank USA NA	1.60	(a)	11/17/20	246,000	246,792
Hyundai Capital America (b)	1.95	(a)	04/03/20	250,000	250,220
Jackson National Life Global Funding (b)	2.20		01/30/20	175,000	174,746
JP Morgan Chase Bank NA	6.00		10/01/17	992,000	1,012,793
Lulwa Ltd.	1.83		03/26/25	691,081	674,316
Mexican Aircraft Finance IV	2.54		07/13/25	369,856	371,159
Mexican Aircraft Finance V	2.33		01/14/27	450,000	446,362
Morgan Stanley	1.84	(a)	02/14/20	500,000	501,088
Morgan Stanley	2.21	(a)	01/20/22	250,000	252,452
MSN 41079 and 41084 Ltd.	1.63		12/14/24	1,332,378	1,292,037
Northern Bank & Trust Co.	1.05		11/28/18	240,000	238,553
Pacific Life Global Funding (b)	5.00		05/15/17	130,000	130,512
Penta Aircraft Leasing 2013 LLC	1.69		04/29/25	1,405,721	1,364,683
Protective Life Global Funding (b)	1.56		09/13/19	250,000	245,981
Safina Ltd.	1.55		01/15/22	1,076,240	1,061,232
Safina Ltd.	2.00		12/30/23	1,230,389	1,215,688
Sallie Mae Bank	1.50		10/16/17	250,000	250,538
Salmon River Export LLC	2.19		09/15/26	204,528	201,897
Sandalwood 2013 LLC	2.82		02/12/26	505,455	512,942
Santa Rosa Leasing LLC	1.69		08/15/24	64,445	62,879
Tagua Leasing LLC	1.90		07/12/24	651,376	640,382
Tagua Leasing LLC	1.73		09/18/24	650,692	634,238
Union 11 Leasing LLC	2.41		01/23/24	617,411	618,723
Union 16 Leasing LLC	1.86		01/22/25	689,660	674,900
VCK Lease SA	2.59		07/24/26	102,091	102,504
Wells Fargo Bank	1.09		04/24/17	250,000	250,041
Wells Fargo Bank	1.55		01/05/18	500,000	500,619
World's Foremost Bank	1.50		06/11/18	200,000	200,037
Total Financials					17,222,234

Industrials | 0.7%
Sayarra Ltd.	2.77		10/29/21	249,834	253,417
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	300,000	299,844
Total Industrials					553,261

Information Technology | 4.8%
Apple Inc.	1.55		02/08/19	500,000	500,865
Micron Semiconductor Asia PTE Ltd.	1.26		01/15/19	3,036,400	3,015,862
Total Information Technology					3,516,727
Total Corporate Bonds
(Cost $30,667,596)					30,438,797

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2017 | (Unaudited)

Mortgage-Backed Securities | 3.6% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74%		12/03/20	$ 175,521	$ 175,935
GNMA #2602	6.00		06/20/28	18,851	21,429
GNMA #8004	2.13	(a)	07/20/22	10,019	10,296
GNMA #8006	2.13	(a)	07/20/22	8,267	8,444
GNMA #8038	2.13	(a)	08/20/22	5,107	5,217
GNMA #8040	2.13	(a)	08/20/22	12,571	12,885
GNMA #8054	2.25	(a)	10/20/22	2,354	2,366
GNMA #8076	2.25	(a)	11/20/22	5,552	5,677
GNMA #8157	2.00	(a)	03/20/23	9,028	9,237
GNMA #8191	2.13	(a)	05/20/23	15,721	16,101
GNMA #8259	2.13	(a)	08/20/23	4,486	4,594
GNMA #8297	4.00	(a)	12/20/17	635	637
GNMA #8332	3.50	(a)	03/20/18	418	420
GNMA #8344	3.50	(a)	04/20/18	1,760	1,768
GNMA #8384	2.00	(a)	03/20/24	2,167	2,221
GNMA #8393	4.00	(a)	08/20/18	967	975
GNMA #8400	2.13	(a)	08/20/18	1,067	1,069
GNMA #8405	4.00	(a)	09/20/18	1,097	1,106
GNMA #8423	2.13	(a)	05/20/24	3,269	3,357
GNMA #8429	4.00	(a)	11/20/18	1,677	1,693
GNMA #8459	2.13	(a)	07/20/24	5,263	5,402
GNMA #8499	3.00	(a)	05/20/19	2,373	2,373
GNMA #8518	2.25	(a)	10/20/24	6,030	6,196
GNMA #8532	2.50	(a)	10/20/24	6,312	6,515
GNMA #8591	2.00	(a)	02/20/25	13,704	13,944
GNMA #8638	2.13	(a)	06/20/25	7,104	7,315
GNMA #8648	2.13	(a)	07/20/25	14,339	14,314
GNMA #8663	2.13	(a)	07/20/25	8,788	9,048
GNMA #8680	3.50	(a)	08/20/20	3,076	3,108
GNMA #8687	2.50	(a)	08/20/25	2,614	2,676
GNMA #8702	3.00	(a)	10/20/20	2,024	2,056
GNMA #8747	2.25	(a)	11/20/25	5,098	5,239
GNMA #8807	2.13	(a)	07/20/21	3,741	3,824
GNMA #8836	2.13	(a)	09/20/21	5,282	5,404
GNMA #8847	2.13	(a)	04/20/26	7,600	7,834
GNMA #8869	2.25	(a)	11/20/21	15,317	15,611
GNMA #8873	2.50	(a)	11/20/21	7,001	7,101
GNMA #8877	2.13	(a)	05/20/26	1,491	1,531
GNMA #8883	2.25	(a)	12/20/21	5,292	5,395
GNMA #8915	2.00	(a)	02/20/22	4,864	4,962
GNMA #8934	2.00	(a)	03/20/22	8,649	8,825
GNMA #8978	2.13	(a)	05/20/22	21,684	22,324
GNMA #80053	2.00	(a)	03/20/27	1,571	1,620
GNMA #80058	2.13	(a)	04/20/27	1,424	1,470
GNMA #80185	2.13	(a)	04/20/28	15,321	15,828
GNMA #80264	2.00	(a)	03/20/29	11,322	11,529
GNMA #80283	2.13	(a)	05/20/29	9,615	9,951
GNMA #80300	2.13	(a)	07/20/29	9,206	9,538
GNMA #80309	2.13	(a)	08/20/29	4,585	4,749
GNMA #80363	2.00	(a)	01/20/30	31,331	32,406
GNMA #80426	2.13	(a)	07/20/30	1,190	1,232
GNMA #80452	2.13	(a)	09/20/30	9,398	9,730
GNMA #80475	2.25	(a)	12/20/30	7,140	7,260
GNMA #80577	2.00	(a)	02/20/32	1,618	1,677
GNMA #80684	2.13	(a)	04/20/33	8,025	8,181
GNMA #81129	2.75	(a)	10/20/34	76,386	78,451
GNMA #607494	5.00		04/15/19	3,846	3,991
GNMA #616274	5.00		02/15/19	2,840	2,932
GNMA 2002-20	4.50		03/20/32	10,490	11,359
GNMA 2003-11	4.00		10/17/29	14,240	14,972
GNMA 2003-26	1.38	(a)	04/16/33	3,600	3,621
GNMA 2003-97	4.50		03/20/33	8,803	9,067
GNMA 2004-17	4.50		12/20/33	32,151	34,045
GNMA 2004-102	5.50		04/20/34	16,597	17,046
GNMA 2010-113	2.50		02/16/40	216,711	218,783
GNMA 2012-143	1.50		12/16/27	519,825	504,444

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2017 | (Unaudited)

Mortgage-Backed Securities | continued
	Interest Rate		Maturity Date	Face Amount	Value
GNMA 2013-131	1.28	%(a)	09/16/43	$ 233,127	$ 232,068
GNMA #MA0668	2.00		12/20/27	179,540	176,674
NCUA Guaranteed Notes 2011-C1	1.38	(a)	03/09/21	777,846	776,382
Total Mortgage-Backed Securities
(Cost $2,632,239)					2,645,430

Asset-Backed Securities | 1.3% of portfolio
Flagship Credit Auto Trust 17-1 (b)	1.93		12/15/21	213,812	213,772
Small Business Administration 98-20D	6.15		04/01/18	2,178	2,207
Small Business Administration 98-20E	6.30		05/01/18	1,533	1,556
Small Business Administration 98-20H	6.15		08/01/18	916	930
Small Business Administration 99-20D	6.15		04/01/19	3,536	3,624
Small Business Administration 04-20B	4.72		02/01/24	14,775	15,580
Small Business Administration 04-20C	4.34		03/01/24	27,688	29,116
Small Business Administration 16-10E	1.80		09/01/26	476,763	471,480
Small Business Administration 16-10F	2.17		11/01/26	218,000	217,259
Small Business Administration Pool # 100075	3.50		05/25/19	4,178	4,203
Small Business Administration Pool # 502261	1.88	(a)	10/25/17	1,199	1,195
Small Business Administration Pool # 503278	1.38	(a)	02/25/21	10,673	10,732
Small Business Administration Pool # 503463	1.63	(a)	09/25/21	253	250
Small Business Investment Companies 02-20K	5.08		11/01/22	5,779	6,106
Total Asset-Backed Securities
(Cost $980,211)					978,010

U.S. Government and Agency Obligations | 47.3% of portfolio
AID-Tunisia	1.42		08/05/21	1,000,000	970,381
AID-Ukraine	1.47		09/29/21	2,000,000	1,952,318
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/21	639,000	584,455
National Archives Facility Trust	8.50		09/01/19	15,919	17,406
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,813,300
Overseas Private Investment Corp.	0.90		12/15/17	400,000	399,308
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,533,926	2,677,817
Overseas Private Investment Corp.	1.30		06/15/19	321,429	319,660
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,071,960
Overseas Private Investment Corp.	2.07		05/15/21	454,900	453,490
Overseas Private Investment Corp.	3.37		05/15/21	436,599	449,599
Overseas Private Investment Corp.	2.52		09/15/22	1,200,000	1,210,987
Overseas Private Investment Corp.	2.51		05/15/25	2,300,926	2,319,508
Philippine Power Trust I (b)	5.40		09/26/18	89,286	93,084
Private Export Funding Corp.	1.45		08/15/19	974,000	970,626
The Financing Corp.	0.00	(c)	10/06/17	500,000	497,136
The Financing Corp.	0.00	(c)	02/08/18	500,000	495,126
U.S. Department of Housing and Urban Development	5.77		08/01/17	100,000	100,859
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,006,766
U.S. Department of Housing and Urban Development	7.91		08/01/17	10,000	10,027
U.S. Department of Housing and Urban Development	7.93		08/01/18	30,000	30,025
U.S. Department of Housing and Urban Development	5.45		08/01/19	700,000	710,128
U.S. Department of Housing and Urban Development	1.88		08/01/19	2,000,000	2,015,906
U.S. Department of Housing and Urban Development	6.07		08/01/21	40,000	40,672
U.S. Department of Housing and Urban Development	6.12		08/01/22	161,000	163,696
U.S. Department of Housing and Urban Development	5.77		08/01/26	444,000	450,854
United States Treasury Note	1.88		08/31/17	1,500,000	1,505,976
United States Treasury Note	1.00		09/15/17	1,000,000	1,000,469
United States Treasury Note	0.88		01/15/18	1,000,000	998,828
United States Treasury Note	0.75		04/15/18	4,000,000	3,985,936
United States Treasury Note	1.38		09/30/18	1,000,000	1,002,852
United States Treasury Note	0.88		10/15/18	2,000,000	1,990,390
United States Treasury Note	0.75		02/15/19	1,000,000	990,938
United States Treasury Note	1.63		04/30/19	500,000	503,399
Total U.S. Government and Agency Obligations
(Cost $34,810,641)					34,803,882

Commercial Paper | 6.5% of portfolio
KCP&L Greater Missouri Operations Co. (b)	1.10		04/03/17	3,657,000	3,656,664
NiSource Finance Corp. (b)	1.25		04/13/17	1,119,000	1,119,000
Total Commercial Paper
(Cost $4,775,310)					4,775,664

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2017 | (Unaudited)

Money Market Fund | Less than 0.1% of portfolio
	Interest Rate		Maturity Date	Shares	Value
State Street Institutional US Government Money Market Fund (Premier Class)	0.62	%(f)		537	$ 537
Total Money Market Fund
(Cost $537)					537

Total Investment in Securities
(Cost $73,866,534) | 100%					$ 73,642,320

(a) Variable coupon rate as of March 31, 2017.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $6,555,887 and represents 8.9% of total investments.
(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at March 31, 2017.

At March 31, 2017, the cost of investment securities for tax purposes was $73,866,534.  Net unrealized depreciation of investment securities was $224,214 consisting of unrealized gains of $178,569 and unrealized losses of $402,783.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 34,710,798	$ 93,084	$ 34,803,882
Corporate Bonds	$ -	$ 30,438,797	$ -	$ 30,438,797
Commercial Paper	$ -	$ 4,775,664	$ -	$ 4,775,664
Mortgage-Backed Securities	$ -	$ 2,645,430	$ -	$ 2,645,430
Municipal Bonds	$ -	$ -	$ -	$ -
Asset-Backed Securities	$ -	$ 978,010	$ -	$ 978,010
Cash Equivalents	$ 537	$ -	$ -	$ 537
	$ 537	$ 73,548,699	$ 93,084	$ 73,642,320

There were no transfers between levels during the period ended March 31, 2017.

As of March 31, 2017, all Level 3 securities held by the Short-Term Government Securities Fund were not considered to be material.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Corporate Bonds | 34.7% of portfolio	Interest		Maturity	Face
Consumer Discretionary | 0.4%	Rate		Date	Amount	Value
ABC Inc.	8.75%		08/15/21	$ 810,000	$ 998,967
McDonald's Corp.	2.10		12/07/18	350,000	352,071
Stanley Black & Decker Inc.	2.45		11/17/18	250,000	252,589
Stanley Black & Decker Inc.	1.62		11/17/18	425,000	423,324
Total Consumer Discretionary					2,026,951

Consumer Staples | 1.8%
Alberto-Culver Co.	5.15		06/01/20	375,000	406,655
Anheuser-Busch InBev Fin. Inc.	1.90		02/01/19	800,000	801,101
Coca-Cola Co. (The)	1.55		09/01/21	475,000	463,847
Colgate-Palmolive Co.	0.90		05/01/18	550,000	547,748
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,028,913
PepsiCo Inc.	1.13		07/17/17	950,000	949,546
PepsiCo Inc.	1.50		02/22/19	350,000	350,008
PepsiCo Inc.	1.35		10/04/19	875,000	868,327
Phillip Morris International Inc.	1.25		11/09/17	500,000	499,716
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,637,168
Procter & Gamble Co. (The)	1.85		02/02/21	350,000	348,471
Procter & Gamble Co. (The)	1.70		11/03/21	475,000	466,137
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,184,669
Total Consumer Staples					9,552,306

Energy | 5.1%
ANR Pipeline Co.	9.63		11/01/21	3,175,000	4,088,155
Cameron International Corp.	1.40		06/15/17	2,900,000	2,901,380
Cameron International Corp.	6.38		07/15/18	2,500,000	2,637,930
Chevron Corp.	1.35		11/15/17	500,000	500,040
Chevron Corp.	1.10		12/05/17	475,000	474,215
Chevron Corp.	1.37		03/02/18	1,400,000	1,399,203
Chevron Corp.	1.23	(a)	03/02/18	2,150,000	2,152,133
Chevron Corp.	1.72		06/24/18	975,000	978,141
Chevron Corp.	2.19		11/15/19	375,000	378,267
Chevron Corp.	1.45	(a)	11/15/19	2,175,000	2,187,820
Chevron Corp.	2.42		11/17/20	700,000	706,710
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	910,261
ConocoPhillips Co.	1.50		05/15/18	965,000	963,067
ConocoPhillips Co.	6.00		01/15/20	2,125,000	2,350,205
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,055,685
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,297,393
Marathon Oil Corp.	2.70		06/01/20	550,000	546,066
Total Energy					27,526,671

Financials | 6.2%
Aetna Inc.	1.76	(a)	12/08/17	310,000	311,176
Agricultural Bank of China NY	1.96	(a)	05/21/18	665,000	666,764
Agricultural Bank of China NY	2.00		05/21/18	915,000	914,879
American Express Bank FSB	1.65		07/09/18	250,000	250,731
American Express Centurion Bank	1.60		06/25/18	250,000	250,149
Athene Global Funding (b)	2.88		10/23/18	3,050,000	3,067,656
Athene Global Funding (b)	4.00		01/25/22	1,400,000	1,423,530
Bank of America NA	1.43	(a)	06/15/17	1,600,000	1,600,253
Bank of America NA	1.75		06/05/18	1,250,000	1,253,129
Berkshire Hathaway Finance Corp.	1.65	(a)	03/07/18	250,000	251,318
Berkshire Hathaway Finance Corp.	1.45		03/07/18	250,000	250,127
Berkshire Hathaway Inc.	1.15		08/15/18	400,000	397,965
Capital One Bank USA NA	1.65		07/09/18	250,000	250,731
Capital One NA	1.60		07/16/18	250,000	250,717
Comenity Capital Bank	1.75		08/10/18	250,000	251,330

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
Financials (continued)	Rate		Date	Amount	Value
Compass Bank	1.30%		07/31/17	$ 250,000	$ 250,437
Discover Bank	1.65		07/09/18	250,000	251,234
Fishers Lane LLC (b)	2.03		04/05/17	40,000	40,000
Fixed Income Trust for Wal-Mart Stores Inc. (b)	3.00	(a)	02/15/24	156,120	148,520
Flagstar Bancorp Inc.	6.13		07/15/21	500,000	532,950
Goldman Sachs Bank USA	1.65		07/16/18	250,000	250,716
Goldman Sachs Group Inc.	2.44	(a)	11/15/17	685,000	686,656
HSBC Bank USA NA	4.88		08/24/20	2,575,000	2,757,547
Hyundai Capital America, Inc. (b)	2.55		04/03/20	1,325,000	1,324,866
Hyundai Capital America, Inc. (b)	1.95	(a)	04/03/20	875,000	875,770
Industrial & Commercial Bank of China NY	2.22	(a)	11/13/17	250,000	250,241
Industrial & Commercial Bank of China NY	2.35		11/13/17	250,000	250,806
Jackson National Life Global Funding (b)	1.88		10/15/18	775,000	776,458
Jackson National Life Global Funding (b)	2.20		01/30/20	1,250,000	1,248,189
JP Morgan Chase Bank NA	6.00		10/01/17	900,000	918,865
MetLife Global Funding I (b)	1.35		09/14/18	250,000	248,995
MetLife Global Funding I (b)	1.75		12/19/18	875,000	873,792
Pricoa Global Funding I (b)	1.60		05/29/18	1,700,000	1,699,063
Protective Life Global Funding (b)	1.56		09/13/19	2,075,000	2,041,640
Sallie Mae Bank	1.50		10/30/17	250,000	250,552
State Bank of India NY	1.60		12/05/17	250,000	250,522
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,676,206
World's Foremost Bank	1.70		07/16/18	200,000	200,575
Xtra Finance Corp.	5.15		04/01/17	4,650,000	4,650,000

Total Financials					33,845,055

Health Care | 1.5%
Bristol-Myers Squibb Co.	0.88		08/01/17	4,125,000	4,119,138
Johnson & Johnson	1.13		11/21/17	750,000	749,199
Johnson & Johnson	1.88		12/05/19	775,000	780,330
Merck & Co., Inc.	1.85		02/10/20	475,000	475,921
Pfizer Inc.	2.20		12/15/21	1,250,000	1,248,294
UnitedHealth Group Inc.	1.40		12/15/17	825,000	825,012
UnitedHealth Group Inc.	1.90		07/16/18	250,000	251,077
Total Health Care					8,448,971

Industrials | 3.4%
BNSF Railway Co.	3.80		01/01/20	330,000	338,112
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	328,869	345,157
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	68,728	72,545
Caterpillar Inc.	1.50		06/26/17	500,000	500,115
General Electric Co.	5.25		12/06/17	3,900,000	3,998,795
General Electric Co.	1.60	(a)	12/07/17	1,300,000	1,298,352
General Electric Co.	1.96	(a)	12/20/17	1,100,000	1,101,382
General Electric Co.	2.50		03/28/20	6,930,000	6,985,239
Parker Hannifin Corp.	5.50		05/15/18	1,475,000	1,540,039
United Technologies Corp.	1.78		05/04/18	1,000,000	999,672
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,649,142
Total Industrials					18,828,550

Information Technology | 6.1%
Apple Inc.	1.05		05/05/17	1,650,000	1,650,086
Apple Inc.	1.00		05/03/18	8,150,000	8,124,988
Apple Inc.	1.70		02/22/19	1,250,000	1,254,854
Apple Inc.	2.10		05/06/19	2,100,000	2,122,615
Apple Inc.	1.10		08/02/19	3,075,000	3,038,180
Apple Inc.	2.50		02/09/22	975,000	979,213
Cisco Systems Inc.	1.40		02/28/18	800,000	800,057

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
Information Technology (continued)	Rate		Date	Amount	Value
Intel Corp.	1.35%		12/15/17	$ 950,000	$ 950,619
International Business Machines Corp.	2.50		01/27/22	700,000	705,023
Lender Processsing Services Inc.	5.75		04/15/23	1,175,000	1,230,773
Microsoft Corp.	0.88		11/15/17	250,000	249,219
Microsoft Corp.	1.00		05/01/18	900,000	896,892
Microsoft Corp.	1.63		12/06/18	675,000	677,782
Microsoft Corp.	1.10		08/08/19	3,100,000	3,065,854
Microsoft Corp.	2.00		11/03/20	950,000	953,038
Microsoft Corp.	2.40		02/06/22	1,675,000	1,684,879
Oracle Corp.	1.21	(a)	07/07/17	4,600,000	4,604,241
Total Information Technology					32,988,313

Materials | 0.5%
PPG Industries, Inc.	2.30		11/15/19	2,200,000	2,219,266
3M Co.	1.63		09/19/21	450,000	439,642
Total Materials					2,658,908

Telecomunication Services | 0.2%
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,241,826
Total Telecommunication Services					1,241,826

Utilities | 9.5%
Ameren Illinois Co.	6.25		04/01/18	1,525,000	1,594,273
Alabama Power Co.	5.13		02/15/19	700,000	735,089
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,697,558
California Water Service Co.	5.88		05/01/19	1,275,000	1,360,982
Centerpoint Energy Resources Corp.	6.13		11/01/17	2,485,000	2,544,016
Connecticut Light & Power Co.	5.75		09/01/17	325,000	330,370
Duke Energy Florida Project Finance, LLC	1.20		03/01/22	5,393,000	5,359,709
Duke Energy Progress Inc.	1.26	(a)	11/20/17	225,000	225,008
El Paso Natural Gas Co.	5.95		04/15/17	800,000	800,942
Entergy Louisiana LLC	4.80		05/01/21	1,175,000	1,258,681
Gulf Power Co.	5.90		06/15/17	9,250,000	9,318,570
Northern Natural Gas Co. (b)	4.25		06/01/21	475,000	501,654
Northwest Natural Gas Co.	7.00		08/01/17	2,200,000	2,232,637
PacifiCorp	5.65		07/15/18	1,025,000	1,076,799
Public Service Co. of New Hampshire	4.50		12/01/19	2,575,000	2,732,932
San Diego Gas & Electric Co.	1.91		02/01/22	2,121,435	2,095,539
Southern California Edison Co.	1.13		05/01/17	325,000	324,970
Southern California Edison Co.	1.25		11/01/17	870,000	869,212
Southern California Edison Co.	5.50		08/15/18	2,200,000	2,312,783
Southern California Edison Co.	1.85		02/01/22	5,850,000	5,773,973
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,160,638
Toledo Edison Co.	7.25		05/01/20	250,000	272,401
Union Electric Co.	6.40		06/15/17	275,000	277,547
Union Electric Co.	5.10		08/01/18	975,000	1,018,553
Union Electric Co.	5.10		10/01/19	1,200,000	1,287,634
Westar Energy Inc.	5.10		07/15/20	1,275,000	1,380,668
Western Massachusetts Electric Co.	3.50		09/15/21	250,000	258,540
WGL Holdings Inc.	2.25		11/01/19	2,125,000	2,115,763
Wisconsin Power and Light Co.	5.00		07/15/19	560,000	596,315
Total Utilities					51,513,756
Total Corporate Bonds
(Cost $188,100,810)					188,631,307

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)
	Interest		Maturity	Face
Yankee Bonds | 13.2% of portfolio	Rate		Date	Amount	Value
ABN AMRO Bank N.V. (b)	2.10%		01/18/19	$ 650,000	$ 650,165
ABN AMRO Bank N.V. (b)	1.66	(a)	01/18/19	900,000	902,389
Actavis Funding SCS	2.35		03/12/18	2,175,000	2,184,398
Alibaba Group Holding Ltd.	2.50		11/28/19	1,275,000	1,281,031
African Development Bank	8.80		09/01/19	1,350,000	1,564,319
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	349,711
China Funding Investment 2014-2	2.68	(a)	08/12/17	5,175,000	5,181,158
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	4,235,000	4,234,534
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63		05/05/20	425,000	423,233
Daimler Finance NA LLC (b)	1.38		08/01/17	400,000	399,956
Daimler Finance NA LLC (b)	1.37	(a)	08/01/17	775,000	775,725
DEPFA ACS Bank	1.07	(a)	06/20/17	1,100,000	1,097,698
Deutsche Bank AG	2.85		05/10/19	1,250,000	1,258,406
Deutsche Bank AG	2.94	(a)	05/10/19	750,000	762,931
Hydro-Quebec	6.27		01/03/26	80,000	95,661
Landesbank Baden-Wuerttemberg	1.38		03/05/18	8,300,000	8,287,467
Landesbank Baden-Wuerttemberg	2.13		01/31/20	3,000,000	2,998,521
Landesbank Baden-Wuerttemberg	7.63		02/01/23	1,175,000	1,450,267
International Bank for Reconstruction and Development	0.00	(c)	05/01/18	295,000	288,774
Mizuho Bank Ltd. (b)	2.15		10/20/18	325,000	325,491
Nexen Energy ULC	5.65		05/15/17	515,000	516,807
Pentair Finance S.A.	2.90		09/15/18	950,000	959,543
Petróleos Mexicanos S.A. de C.V.(b)	4.77	(a)	03/11/22	160,000	172,000
Petróleos Mexicanos S.A. de C.V.	2.46		12/15/25	395,100	395,045
Reckitt Benckiser Treasury Services plc.(b)	2.13		09/21/18	975,000	977,620
Santander UK plc	2.50		03/14/19	250,000	251,985
Santander UK plc	2.60	(a)	03/14/19	250,000	254,248
Shell International Finance BV	1.90		08/10/18	3,175,000	3,189,224
Shell International Finance BV	1.63		11/10/18	2,125,000	2,122,682
Shell International Finance BV	1.38		09/12/19	3,000,000	2,963,838
Shell International Finance BV	1.47	(a)	09/12/19	3,000,000	3,011,010
Shell International Finance BV	2.13		05/11/20	665,000	665,678
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75		04/10/17	1,075,000	1,074,991
Sinopec Group Overseas Development (2015) Ltd.(b)	2.50		04/28/20	1,075,000	1,070,033
Sinopec Group Overseas Development (2016) Ltd.(b)	1.75		09/29/19	2,200,000	2,165,491
Standard Chartered Bank plc.(b)	2.10		08/19/19	700,000	694,182
Standard Chartered Bank plc.(b)	2.18	(a)	08/19/19	450,000	453,208
Statoil ASA	1.25		11/09/17	2,500,000	2,496,980
Statoil ASA	1.95		11/08/18	325,000	326,238
Sumitomo Mitsui Banking Corp.	1.76		10/19/18	2,225,000	2,216,703
Sumitomo Mitsui Banking Corp.	1.97		01/11/19	1,350,000	1,350,248
Toronto Dominion Bank	1.45		09/06/18	4,400,000	4,389,920
TransCanada PipeLines Ltd.	1.88		01/12/18	775,000	775,801
TransCanada PipeLines Ltd.	1.81	(a)	01/12/18	2,350,000	2,360,878
TransCanada PipeLines Ltd.	7.13		01/15/19	2,045,000	2,224,504
Total Yankee Bonds
(Cost $71,558,530)					71,590,692

Asset Backed Securities | 20.9% of portfolio
Access Group Inc. 01	1.41	(a)	05/25/29	799,628	785,732
Access Group Inc. 04-A	1.14	(a)	04/25/29	166,782	165,973
Access Group Inc. 05-B	1.25	(a)	07/25/35	1,744,853	1,638,084
Ally Master Owner Trust 14-4	1.31	(a)	06/17/19	4,025,000	4,027,335
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,078,112
Ally Master Owner Trust 14-5	1.40	(a)	10/15/19	4,500,000	4,504,865
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	4,003,726

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Ally Master Owner Trust 15-2	1.83%		01/15/21	$ 725,000	$ 725,626
American Credit Acceptance Receivables Trust 16-A (b)	2.37		05/12/20	210,784	210,958
Avant Loans Funding Trust 16-A (b)	4.11		05/15/19	188,012	188,146
Avant Loans Funding Trust 16-B (b)	3.92		08/15/19	259,526	260,134
Avant Loans Funding Trust 16-C (b)	2.96		09/16/19	358,271	358,840
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90		03/20/20	674,005	673,750
Axis Equipment Finance Receivables LLC 16-A (b)	2.21		11/20/21	1,321,737	1,314,340
California Republic Auto Receivable Trust 15-3	2.13		05/17/21	2,100,000	2,105,327
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,333,333	1,348,408
College Loan Corp Trust 07-2	1.29	(a)	01/25/24	19,395,000	19,177,254
CPS Auto Trust 13-A (b)	1.31		06/15/20	312,761	312,065
CPS Auto Trust 13-B (b)	1.82		09/15/20	337,850	337,846
CPS Auto Trust 14-C (b)	1.31		02/15/19	316,710	316,547
CPS Auto Trust 15-A (b)	1.53		07/15/19	666,362	666,216
CPS Auto Trust 17-A (b)	1.68		08/17/20	817,783	816,826
Credit Acceptance Auto Loan Trust 17-1 (b)	2.56		10/15/25	1,100,000	1,099,300
DT Auto Owner Trust 16-1 (b)	2.00		09/16/19	225,392	225,536
Edlinc Student Loan Funding Trust 12-A (b)	3.41	(a)	10/01/25	2,642,334	2,680,764
Education Loan Asset Backed Trust 13-1 (b)	1.78	(a)	11/25/33	7,279,917	6,895,134
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	2,153,206	2,101,293
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	788,290	770,415
Element Rail Leasing I LLC 16-1 (b)	3.97		03/19/46	428,775	430,229
Entergy New Orleans Storm Recovery Fund 15-1	2.67		06/01/27	884,302	889,689
Exeter Automobile Receivables Trust 15-3 (b)	2.00		03/16/20	460,050	460,275
Exeter Automobile Receivables Trust 16-1 (b)	2.35		07/15/20	97,456	97,674
Exeter Automobile Receivables Trust 16-3 (b)	1.84		11/16/20	967,305	965,708
Exeter Automobile Receivables Trust 17-1 (b)	1.96		03/15/21	1,265,244	1,264,095
Flagship Credit Auto Trust 15-3 (b)	2.38		10/15/20	588,597	589,793
Flagship Credit Auto Trust 17-1 (b)	1.93		12/15/21	1,639,228	1,638,916
Ford Credit Floorplan Master Owner Trust 16-1	1.76		02/15/21	1,250,000	1,248,801
Ford Credit Floorplan Master Owner Trust 16-1	1.81	(a)	02/15/21	1,250,000	1,263,257
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87		10/15/21	849,276	851,825
FRS I LLC 13-1 (b)	1.80		04/15/43	129,576	126,951
KeyCorp Student Loan Trust 00-A	1.25	(a)	05/25/29	497,608	480,989
KeyCorp Student Loan Trust 00-B	1.19	(a)	07/25/29	648,988	633,359
KeyCorp Student Loan Trust 04-A	1.19	(a)	10/28/41	56,983	56,934
KeyCorp Student Loan Trust 04-A	1.32	(a)	01/27/43	541,488	482,272
KeyCorp Student Loan Trust 05-A	1.40	(a)	09/27/40	439,458	390,421
KeyCorp Student Loan Trust 06-A	1.31	(a)	09/27/35	3,009,938	2,989,580
Longtrain Leasing III LLC 2015-1 (b)	2.98		01/15/45	621,492	607,798
Navistar Financial Dealer Note Master Trust 15-1 (b)	2.38	(a)	06/25/20	725,000	726,248
Navistar Financial Dealer Note Master Trust 16-1 (b)	2.33	(a)	09/27/21	1,900,000	1,904,551
Nelnet Private Education Loan Trust 16-A (b)	3.60		12/26/40	3,043,437	3,030,270
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	978,843	980,428
One Main Financial Issuance Trust 15-2 (b)	2.57		07/18/25	925,000	926,885
One Main Direct Auto Receivables Trust 16-1 (b)	2.04		01/15/21	248,342	248,794
Oscar US Funding Trust 16-2 (b)	2.31		11/15/19	950,000	948,940
Sierra Auto Receivables Securities Trust 16-1 (b)	2.85		01/18/22	556,222	556,828
Skopos Auto Receivables Trust 15-2 (b)	3.55		02/15/20	213,716	213,994
SLC Student Loan Trust 05-1	1.02	(a)	02/15/45	1,207,775	1,111,653
SLC Student Loan Trust 06-A	1.32	(a)	07/15/36	3,275,000	3,243,720
SLC Student Loan Trust 06-A	1.33	(a)	07/15/36	6,250,000	5,623,973
SLM Student Loan Trust 03-A	1.40	(a)	09/15/20	329,495	328,832
SLM Student Loan Trust 03-B	1.36	(a)	03/15/22	1,135,916	1,132,270
SLM Student Loan Trust 03-11	1.61	(a)	12/15/38	618,903	566,718
SLM Student Loan Trust 04-A	1.36	(a)	06/15/33	2,662,501	2,578,464
SLM Student Loan Trust 04-B	1.29	(a)	03/15/24	5,214,238	5,088,749
SLM Student Loan Trust 05-A	1.16	(a)	06/15/23	2,135,721	2,114,864

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
SLM Student Loan Trust 06-A	1.15	%(a)	12/15/23	$ 1,724,694	$ 1,712,827
SLM Student Loan Trust 07-A	1.08	(a)	09/15/25	251,954	251,355
Small Business Administration 02-20K	5.08		11/01/22	20,225	21,372
SoFi Consumer Loan Program Trust 17-1 (b)	3.28		01/26/26	1,525,361	1,529,708
ThunderRoad Motorcycle Trust 16-1 (b)	4.00		09/15/22	1,195,839	1,205,848
United Auto Credit Securitization Trust 16-2 (b)	1.67		09/10/18	356,294	356,521
Total Asset Backed Securities
(Cost $111,031,529)					113,660,930

Mortgage Backed Securities | 2.3% of portfolio
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	98,726	95,190
ACE Securities Corp. 06-ASL1	1.06	(a)	02/25/36	288,047	171,076
ACE Securities Corp. 06-GP1	1.24	(a)	02/25/31	2,118	2,112
ACE Securities Corp. 06-SL1	1.10	(a)	09/25/35	112,403	68,391
Adjustable Rate Mortgage Trust 05-10	3.33	(a)	01/25/36	58,824	50,453
American Business Financial Services 02-1	7.01		12/15/32	66,688	65,376
American Home Mortgage Investment Trust 05-01	3.33	(a)	06/25/45	54,364	54,048
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	9,754	9,681
Amresco Residential Securities 98-1	7.31		10/25/27	42,528	47,040
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	85,774	71,944
Banc of America Funding Corp. 04-A	3.04	(a)	09/20/34	10,018	9,924
Banc of America Funding Corp. 05-G	3.10	(a)	10/20/35	220,450	206,006
Banc of America Funding Corp. 07-5	6.50		07/25/37	29,853	28,037
Banc of America Mortgage Securities Inc. 02-J	3.96	(a)	09/25/32	2,657	2,512
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	5,169	5,241
Banc of America Mortgage Securities Inc. 05-C	3.46	(a)	04/25/35	21,664	20,124
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	3,292,459	3,259,622
Bayview Financial Asset Trust 07-SR1A (b)	1.43	(a)	03/25/37	162,036	135,710
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.29	(a)	01/25/35	195,796	191,088
Bear Stearns Adjustable Rate Mortgage Trust 05-12	3.53	(a)	02/25/36	24,718	23,696
Bear Stearns ALT-A Trust 04-11	3.44	(a)	11/25/34	10,357	9,796
Bear Stearns ALT-A Trust 05-4	3.40	(a)	05/25/35	76,645	73,754
Bear Stearns ALT-A Trust 05-9	3.22	(a)	11/25/35	39,493	31,338
Bear Stearns ALT-A Trust 06-6	3.18	(a)	11/25/36	150,028	133,314
Bear Stearns Asset Backed Securities Trust 03-3	1.96	(a)	06/25/43	42,400	41,607
Bear Stearns Asset Backed Securities Trust 04-HE5	2.65	(a)	07/25/34	95,489	93,511
Bear Stearns Structured Products Inc., 00-1 (b)	7.33	(a)	08/28/33	999	918
CDC Mortgage Capital Trust 02-HE1	1.40	(a)	01/25/33	247,921	230,033
Chase Mortgage Finance Corp. 05-A1	3.15	(a)	12/25/35	7,692	7,409
Chaseflex Trust 05-2	6.00		06/25/35	87,236	79,910
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	11,778	11,841
CITICORP Mortgage Securities, Inc. 07 -1	5.89	(d)	03/25/37	151,712	156,690
Citigroup Mortgage Loan Trust, Inc. 05-7	3.16	(a)	09/25/35	183,192	142,212
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	55,514	55,418
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	116,083	120,703
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	22,218	16,230
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	39,035	40,151
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	86,280	83,567
Countrywide Alternative Loan Trust 05-43	3.08	(a)	10/25/35	25,879	20,859
Countrywide Asset Backed Certificate 02-S2 (e)	5.98		01/25/17	38,905	38,802
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	65,161	64,907
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	22,378	22,658
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	42,996	42,820
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	21,530	21,271
Countrywide Home Loans 03-49	3.15	(a)	12/19/33	20,076	20,369
Countrywide Home Loans 05-HYB8	3.12	(a)	12/20/35	71,066	64,438
Countrywide Home Loans 06-HYB5	3.02	(a)	09/20/36	49,410	39,207
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	7,292	7,305

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Credit Suisse First Boston Mortgage 03-AR24	3.26	%(a)	10/25/33	$ 150,006	$ 147,123
Credit Suisse First Boston Mortgage 04-AR3	3.34	(a)	04/25/34	37,588	38,162
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	41,517	40,489
DLJ Mortgage Acceptance Corp. 91-3	2.45	(a)	01/25/21	1,293	1,298
Encore Credit Receivables Trust 05-3	1.51	(a)	10/25/35	369,793	368,426
FHLMC 2649	4.50		07/15/18	18,775	19,004
FHLMC 780754	2.76	(a)	08/01/33	2,866	3,024
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	10,178	10,181
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	3.01	(a)	09/25/34	17,437	16,959
First Horizon Mortgage Pass-Through Trust 05-AR2	3.29	(a)	05/25/35	79,732	72,994
FNMA 03-38	5.00		03/25/23	447	447
FNMA 813842	2.70	(a)	01/01/35	9,318	9,689
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	26,821	25,837
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,066,545	1,067,825
GNMA 03-11	4.00		10/17/29	73,940	77,738
GNMA 03-26	1.38	(a)	04/16/33	8,101	8,146
GNMA 04-17	4.50		12/20/33	13,470	14,263
Green Tree Financial Corp. 98-5	6.22		03/01/30	65,160	68,835
GS Mortgage Loan Trust 03-10	2.87	(a)	10/25/33	78,094	75,660
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	14,210	14,389
GS Mortgage Loan Trust 05-AR3	3.32	(a)	05/25/35	50,124	46,197
GS Mortgage Loan Trust 05-AR6	3.15	(a)	09/25/35	29,514	29,330
Home Equity Mortgage Trust 06-1	5.80		05/25/36	823,477	725,321
Home Equity Mortgage Trust 06-2	5.91	(a)	07/25/36	1,120,000	70,787
Home Savings of America 9	0.00	(a)	11/25/17	3,880	3,884
Home Savings of America 11	4.85	(a)	01/25/18	1,907	1,907
IMPAC Secured Assets Corp. 03-3	4.89	(a)	08/25/33	85,508	87,556
Indymac Indx Mortgage Loan Trust 05-AR15	3.44	(a)	09/25/35	26,028	23,261
Indymac Residential Mortgage-Backed Trust 05-L1 (e)	1.18	(a)	07/25/13	177,717	90,636
JP Morgan Mortgage Trust 05-A2	3.09	(a)	04/25/35	158,166	155,394
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	26,672	27,074
Master Adjustable Rate Mortgages Trust 04-13	3.06	(a)	04/21/34	13,991	14,349
Master Adjustable Rate Mortgages Trust 05-1	3.25	(a)	01/25/35	13,017	12,674
Master Alternative Loans Trust 03-5	6.00		08/25/33	32,493	34,038
Master Asset Backed Securities Trust 07-NCW (b)	1.08	(a)	05/25/37	351,435	310,966
Master Asset Securitization Trust 07-1	6.00		10/25/22	10,837	10,634
Merrill Lynch Mortgage Investors Trust 03-A2	2.85	(a)	02/25/33	27,604	26,917
Merrill Lynch Mortgage Investors Trust 06-SL1	1.14	(a)	09/25/36	428	428
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	2,066	2,065
Morgan Stanley Mortgage Loan Trust 05-5AR	3.29	(a)	09/25/35	27,098	19,196
Morgan Stanley Mortgage Loan Trust 06-1AR	3.27	(a)	02/25/36	93,372	70,561
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	143,693
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	2	2
Nomura Asset Acceptance Corporation 06-AF2	0.88	(a)	08/25/36	163,299	56,340
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	152,248	150,793
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	212,626	211,670
Oakwood Mortgage Investors, Inc. 02-A (e)	1.02	(a)	09/15/14	94,007	85,789
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	11,678	10,753
Prime Mortgage Trust 05-2	5.00		07/25/20	7,292	7,325
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	25,046	25,020
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	219,461	188,699
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	73,364	73,466
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	14,772	14,915
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	114,739	99,355
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	10,922	10,862
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	3,514	3,531
Residential Funding Mortgage Securities I 05-SA2	3.21	(a)	06/25/35	26,639	22,058
Residential Funding Mortgage Securities I 06-SA1	4.26	(a)	02/25/36	28,293	25,199

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Ryland Acceptance Corp. 64 E	3.50	%(a)	04/01/18	$ 7,507	$ 7,491
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	8	8
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	3.29	(a)	03/25/34	12,545	12,512
Structured Adjustable Rate Mortgage Loan Trust 04-4	3.37	(a)	04/25/34	273,653	270,769
Structured Adjustable Rate Mortgage Loan Trust 04-11	3.26	(a)	08/25/34	28,741	28,473
Structured Adjustable Rate Mortgage Loan Trust 04-18	3.23	(a)	12/25/34	57,767	44,605
Structured Adjustable Rate Mortgage Loan Trust 05-11	3.19	(a)	05/25/35	205,309	189,313
Structured Adjustable Rate Mortgage Loan Trust 06-1	3.22	(a)	02/25/36	15,634	13,573
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.10	(a)	05/25/36	57,558	45,446
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.34	(a)	05/25/36	57,737	48,343
Structured Asset Mortgage Investments 04-AR5	2.89	(a)	10/19/34	22,192	21,699
Structured Asset Securities Corp. 98-RF1 (b)	5.91	(a)	04/15/27	17,696	17,538
Structured Asset Securities Corp. 03-37A	3.29	(a)	12/25/33	114,440	112,767
Terwin Mortgage Trust 04-5HE	1.66	(a)	06/25/35	471,910	435,649
Wachovia Mortgage Loan Trust 06-A	3.07	(a)	05/20/36	65,403	62,073
Washington Mutual Mortgage Securities Corp. 04-AR3	2.85	(a)	06/25/34	31,411	31,728
Washington Mutual Mortgage Securities Corp. 04-AR14	2.87	(a)	01/25/35	54,597	55,399
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	3,145	3,164
Wells Fargo Mortgage Backed Securities Trust 04-B	3.02	(a)	02/25/34	10,590	10,538
Wells Fargo Mortgage Backed Securities Trust 04-E	3.13	(a)	05/25/34	12,532	12,655
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.25	(a)	12/25/34	10,826	11,163
Wells Fargo Mortgage Backed Securities Trust 04-F	2.94	(a)	06/25/34	35,002	35,358
Wells Fargo Mortgage Backed Securities Trust 04-I	3.16	(a)	07/25/34	2,589	2,622
Wells Fargo Mortgage Backed Securities Trust 04-K	3.11	(a)	07/25/34	47,641	47,671
Wells Fargo Mortgage Backed Securities Trust 04-K	3.10	(a)	07/25/34	17,433	18,085
Wells Fargo Mortgage Backed Securities Trust 04-K	3.10	(a)	07/25/34	19,394	19,712
Wells Fargo Mortgage Backed Securities Trust 04-R	3.03	(a)	09/25/34	22,805	23,325
Wells Fargo Mortgage Backed Securities Trust 05-AR14	2.98	(a)	08/25/35	11,587	11,632
Wells Fargo Mortgage Backed Securities Trust 05-AR15	3.05	(a)	09/25/35	88,717	87,111
Wells Fargo Mortgage Backed Securities Trust 05-AR16	3.08	(a)	10/25/35	23,008	22,430
Wells Fargo Mortgage Backed Securities Trust 06-AR4	3.34	(a)	04/25/36	20,704	18,898
Wells Fargo Mortgage Backed Securities Trust 06-AR19	3.20	(a)	12/25/36	13,532	12,401
Total Mortgage Backed Securities
(Cost $14,591,577)					12,895,594

Municipal Bonds | 20.9% of portfolio
Alaska | 1.1%
Alaska Housing Finance Corp.	2.80		12/01/26	65,000	63,201
Alaska Housing Finance Corp.	1.58	(a)	06/01/43	5,150,000	5,149,073
Alaska Student Loan Corp.	1.48	(a)	08/25/31	761,194	746,069
Total Alaska					5,958,343

California | 0.3%
Desert Sands California Unified School District	2.28		06/01/19	375,000	377,333
Fresno County CA Pension Obligation	0.00	(c)	08/15/22	650,000	529,107
Stockton California Pension Obligation	5.14		09/01/17	415,000	416,457
University of California	2.85		05/15/20	540,000	552,037
Total California					1,874,934

Colorado | 1.1%
Colorado Housing & Finance Authority	1.17		05/01/17	1,255,000	1,254,962
Colorado Housing & Finance Authority	1.69		05/01/18	1,245,000	1,246,233
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,393,225
Total Colorado					5,894,420

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
Florida | 0.8%	Rate		Date	Amount	Value
Florida State Board of Administration Finance Corp.	2.16%		07/01/19	$ 4,375,000	$ 4,409,650
Total Florida					4,409,650

Illinois | 0.9%
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,639,681
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,396,587
Total Illinois					5,036,268

Indiana | 0.1%
Indiana Bond Bank	2.08		01/15/19	300,000	302,004
Total Indiana					302,004

Louisiana | 0.5%
New Orleans Louisiana	2.12		09/01/17	825,000	827,830
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,746,200
Total Louisiana					2,574,030

Michigan | 0.1%
Wayne County Michigan	4.25		12/01/18	779,000	789,111
Total Michigan					789,111

Mississippi | less than 0.1%
Mississippi, State of	2.40		10/01/22	225,000	227,000
Total Mississippi					227,000

Missouri | 0.1%
Missouri Higher Education Loan Authority	1.61	(a)	01/26/26	267,960	265,468
Total Missouri					265,468

New Jersey | 3.9%
New Jersey Economic Development Authority	0.00	(c)	02/15/18	3,125,000	3,062,188
New Jersey Economic Development Authority	0.00	(c)	02/15/19	4,990,000	4,754,272
New Jersey Economic Development Authority	0.00	(c)	02/15/20	12,575,000	11,459,975
New Jersey Economic Development Authority	0.00	(c)	02/15/21	1,350,000	1,175,769
New Jersey Economic Development Authority	0.00	(c)	02/15/22	755,000	628,749
Total New Jersey					21,080,953

New York | 3.6%
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,481,682
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,035,348
New York City, NY Transitional Finance Authority	2.45		08/01/20	1,000,000	1,011,530
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,751,595
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,837,437
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,388,323
New York State Urban Development Corp.	2.10		03/15/22	4,850,000	4,843,064
Utility Debt Securitization Authority, NY	2.04		06/15/21	415,000	415,788
Total New York					19,764,767

North Carolina | 0.3%
North Carolina Housing Finance Agency	4.00		01/01/30	1,105,000	1,129,476
North Carolina State Education Assistance Authority	1.78	(a)	07/25/39	689,437	687,907
Total North Carolina					1,817,383

Oklahoma | 0.1%
Oklahoma Student Loan Authority	1.48	(a)	02/25/32	576,296	562,920
Total Oklahoma					562,920

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
Pennsylvania | 4.3%	Rate		Date	Amount	Value
Lehigh County Authority PA	3.44%		12/01/18	$ 3,825,000	$ 3,896,413
Pennsylvania Higher Education Assistance Agency (b)	1.33	(a)	05/25/57	240,421	237,539
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/18	9,720,000	9,487,400
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/19	2,500,000	2,360,200
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/20	5,285,000	4,803,431
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/20	1,730,000	1,559,768
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/22	1,400,000	1,167,866
Total Pennsylvania					23,512,617

Puerto Rico | 1.7%
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	322,781
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	232,413
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	353,117
Puerto Rico, Commonwealth of	5.25		07/01/18	325,000	337,932
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	405,518
Puerto Rico, Commonwealth of	5.50		07/01/19	250,000	265,995
Puerto Rico Electric Power Authority	5.00		07/01/18	300,000	306,438
Puerto Rico Electric Power Authority	5.00		07/01/17	330,000	332,478
Puerto Rico Electric Power Authority	5.50		07/01/17	500,000	504,345
Puerto Rico Highway & Transportation Authority	5.50		07/01/17	725,000	732,518
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	440,000
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	505,390
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,621,160
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	1,357,566
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	354,136
Total Puerto Rico					9,071,787

Texas | 0.6%
Austin TX	1.58		09/01/17	3,250,000	3,259,523
Total Texas					3,259,523

Vermont | 0.2%
Vermont Student Assistance Corp.	1.48	(a)	07/28/34	884,702	879,907
Total Vermont					879,907

Washington | 0.2%
Energy Northwest, WA	2.15		07/01/18	850,000	858,050
Total Washington					858,050

Wisconsin | 1.0%
Wisconsin, Public Finance Authority	2.50		09/01/18	2,250,000	2,252,610
Wisconsin, Public Finance Authority	2.63		11/01/19	2,375,000	2,364,004
Wisconsin, Public Finance Authority	2.82		03/01/20	910,000	909,236
Total Wisconsin					5,525,850
Total Municipal Bonds
(Cost $114,819,835)					113,664,985

U.S. Government and Agency Obligations | 3.1% of portfolio
Overseas Private Investment Corp.	3.56	(f)	04/23/17	1,000,000	1,271,100
Overseas Private Investment Corp.	1.30		06/15/19	385,714	383,592
Overseas Private Investment Corp.	1.50	(g)	11/15/20	1,075,000	1,152,357
Overseas Private Investment Corp.	2.52		09/15/22	1,750,000	1,766,023
Tennessee Valley Authority	0.00	(c)	06/15/21	595,000	539,188
U.S. Department of Housing & Urban Development	1.88		08/01/19	950,000	957,556
U.S. Department of Housing & Urban Development	6.07		08/01/21	10,000	10,168
U.S. Department of Housing & Urban Development	6.12		08/01/22	109,000	110,826
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,900,452

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2017 | (Unaudited)

U.S. Government and Agency Obligations | continued	Interest	Maturity	Face
	Rate	Date	Amount	Value
U.S. Treasury Notes	1.88%	08/31/17	$ 1,925,000	$ 1,932,669
U.S. Treasury Notes	1.00	09/15/17	1,700,000	1,700,797
U.S. Treasury Notes	1.63	04/30/19	1,975,000	1,988,424
U.S. Treasury Notes	1.38	10/31/20	2,175,000	2,151,040
Total U.S. Government and Agency Obligations
(Cost $16,787,021)				16,864,192

Commercial Paper | 4.9% of portfolio
China International Marine Containers Hong Kong Ltd.	1.25	04/05/17	5,000,000	4,999,306
COFCO Capital Corp.	1.25	04/06/17	5,500,000	5,499,045
ICBCIL Finance Co. Ltd. (b)	1.50	04/13/17	5,000,000	4,997,500
Waste Management, Inc. (b)	1.11	04/04/17	10,981,000	10,979,984
Total Commercial Paper
(Cost $26,475,835)				26,475,835

Money Market | less than 0.1% of portfolio			Shares
State Street Institutional US Government Money Market Fund
(Premier Class)	0.62 (h)		48	48
Total Money Market
(Cost $48)				48

Total Investment in Securities | 100%
(Cost $543,365,185)				$ 543,783,583

(a) Variable coupon rate as of March 31, 2017.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to
$83,759,450 and represents 15.4% of total investments.
(c) Zero coupon security, purchased at a discount.
(d) Step coupon security, the current rate may be adjusted upwards before maturity date.
(e) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f) Interest is paid at maturity.
(g) Interest is paid at put date.
(h) 7-day yield at March 31, 2017.

NA—National Association
LLC—Limited Liablity Company
SCS—Société En Commandite Simple
NV—Naamloze Vennootschap
ULC—Unlimited Liability Corporation
AG— Aktiengesellschaft
SA—Sociedad Anónima or Société Anonyme
S.A. de C.V.—Sociedad Anonima de Capital Variable
plc—Public Limited Company
BV—Besloten Vennootschap
ASA—Allmennaksjeselskap

At March 31, 2017, the cost of investment securities for tax purposes was $543,365,185.  Net unrealized appreciation of investment securities was $418,398 consisting of unrealized gains of $5,886,600 and unrealized losses of $5,468,202.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 188,286,150	$ 345,157	$ 188,631,307
Municipal Bonds	$ -	$ 113,660,930	$ -	$ 113,660,930
Asset-Backed Securities	$ -	$ 113,664,985	$ -	$ 113,664,985
Yankee Bonds	$ -	$ 71,590,692	$ -	$ 71,590,692
U.S. Government & Agency Obligations	$ -	$ 16,864,192	$ -	$ 16,864,192
Mortgage-Backed Securities	$ -	$ 12,669,248	$ 226,346	$ 12,895,594
Commercial Paper	$ -	$ 26,475,835	$ -	$ 26,475,835
Cash Equivalents	$ 48	$ -	$ -	$ 48
	$ 48	$ 543,212,032	$ 571,503	$ 543,783,583

During the quarter a Corporate Bond security was transferred from level 2 to level 3 because there was a change in pricing vendor and the new pricing vendor did not provide transaprency regarding the inputs used to determine the March 31, 2017 valuation.

As of March 31, 2017, all Level 3 securities held by the Short-Term Bond Fund were not considered to be material.

STOCK INDEX FUND
Portfolio of Investments
Stock Index Fund | March 31, 2017 | (Unaudited)
	Cost	Value
Investment in S&P 500 Index Master Portfolio	$ 49,641,020	$ 129,118,749

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Index Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2017, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.13%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
Value Fund | March 31, 2017 | (Unaudited)

Common Stocks | 95.8% of portfolio
Consumer Discretionary | 4.6%	Shares	Value
Auto Components
Adient plc	15,743	$ 1,144,044
Cooper Tire & Rubber Co.	440,000	19,514,000
Distributors
Genuine Parts Co.	240,400	22,215,364
LKQ Corp. (a)	102,398	2,997,189
Total Consumer Discretionary		45,870,597

Energy | 10.5%
Energy Equipment & Services
Baker Hughes Inc.	187,000	11,186,340
Helmerich & Payne, Inc.	110,000	7,322,700
Oil, Gas, & Consumable Fuels
Apache Corp.	75,268	3,868,023
Chevron Corp.	295,000	31,674,150
ConocoPhillips	452,400	22,561,188
Marathon Oil Corp.	663,100	10,476,980
QEP Resources, Inc.	312,981	3,977,988
Royal Dutch Shell plc ADR	228,000	12,729,240
Total Energy		103,796,609

Financials | 15.5%
Banks
Bank of America Corp.	600,200	14,158,718
Citigroup Inc.	220,000	13,160,400
JPMorgan Chase & Co.	517,600	45,465,984
Wells Fargo & Co.	221,000	12,300,860
Insurance
Allstate Corp. (The)	369,000	30,069,810
American International Group, Inc.	423,298	26,426,494
Chubb Limited	85,469	11,645,151
Total Financials		153,227,417

Health Care | 18.2%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	17,719,590
Medtronic, plc	198,465	15,988,340
Life Sciences Tools & Services
Mettler-Toledo International Inc. (a)	45,000	21,550,950
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	39,137,286
GlaxoSmithKline plc ADR	454,000	19,140,640
Merck & Co., Inc.	456,000	28,974,240
Pfizer, Inc.	1,107,000	37,870,470
Total Health Care		180,381,516

VALUE FUND
Portfolio of Investments
Value Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
Industrials | 15.0%	Shares	Value
Airlines
Southwest Airlines Co.	844,100	45,378,816
Building Products
Johnson Controls International plc	157,431	6,630,994
Industrial Conglomerates
Honeywell International Inc.	281,100	35,100,957
Machinery
Flowserve Corp.	285,900	13,843,278
Parker-Hannifin Corp.	246,400	39,502,848
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	8,071,425
Total Industrials		148,528,318

Information Technology | 21.1%
Communications Equipment
Cisco Systems, Inc.	1,343,500	45,410,300
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	19,595,468
Internet Software & Services
Alphabet Inc. (Class C) (a)	34,000	28,205,040
IT Services
Leidos Holdings Inc.	250,750	12,823,355
Visa Inc. (Class A)	356,000	31,637,720
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	42,742,950
Software
Microsoft Corp.	427,000	28,122,220
Total Information Technology		208,537,053

Materials | 10.9%
Chemicals
Dow Chemical Co. (The)	711,900	45,234,126
Containers & Packaging
Avery Dennison Corp.	520,000	41,912,000
Bemis Co., Inc.	433,600	21,185,696
Total Materials		108,331,822
Total Common Stocks
(Cost $541,622,675)		948,673,332

Commercial Paper | 4.2%	Face Amount
COFCO Capital Corp., 1.3%, 04/06/2017	$ 10,000,000	9,998,607
Kansas City Power & Light Co., 1.1%, 04/03/2017 (b)	31,592,000	31,589,099
Total Commercial Paper
(Cost $41,588,333)		41,587,706

VALUE FUND
Portfolio of Investments
Value Fund | March 31, 2017 | (Unaudited)

Money Market Fund | Less than 0.1% of portfolio	Shares	Value
State Street Institutional U.S.Government Money Market Fund
(Premier Class), 0.62% (c)	529	$ 529
Total Money Market Fund
(Cost $529)		529

Total Investments in Securities
(Cost $583,211,537) | 100%		$ 990,261,567

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $31,589,099 and represents 3.2% of total investments.

(c) 7-day yield at March 31, 2017.

plc - Public Limited Company
ADR - American Depositary Receipt

At March 31, 2017, the cost of investment securities for tax purposes was $583,211,537.  Net unrealized appreciation of investment securities was $407,050,030 consisting of unrealized gains of $416,370,201 and unrealized losses of $9,320,171.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 948,673,332	$ -	$ -	$ 948,673,332
Commercial Paper	$ -	$ 41,587,706	$ -	$ 41,587,706
Cash Equivalents	$ 529	$ -	$ -	$ 529
	$ 948,673,861	$ 41,587,706	$ -	$ 990,261,567

There were no transfers between levels during the period ended March 31, 2017.

GROWTH FUND
Portfolio of Investments
Growth Fund | March 31, 2017 | (Unaudited)

Common Stocks | 97.8% of portfolio
Consumer Discretionary | 24.8%	Shares	Value
Automobiles
Ferrari NV	10,156	$ 755,200
Tesla Inc. (a)	7,740	2,154,042
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	22,101	1,292,024
MGM Resorts International	55,997	1,534,318
Starbucks Corp.	13,178	769,463
Yum! Brands, Inc.	8,000	511,200
Internet & Direct Marketing Retail
Amazon.com, Inc. (a)	13,090	11,604,809
Netflix, Inc. (a)	6,000	886,860
Priceline Group, Inc. (The) (a)	4,310	7,671,671
Multiline Retail
Dollar General Corp.	26,400	1,840,872
Specialty Retail
Home Depot, Inc. (The)	12,100	1,776,643
O'Reilly Automotive, Inc. (a)	3,200	863,488
Ross Stores, Inc.	13,900	915,593
Total Consumer Discretionary		32,576,183

Consumer Staples| 2.1%
Food & Staples Retailing
Costco Wholesale Corp.	4,500	754,605
Tobacco
Philip Morris International Inc.	18,300	2,066,070
Total Consumer Staples		2,820,675

Financials | 6.9%
Banks
Citizens Financial Group, Inc.	18,200	628,810
First Republic Bank	10,289	965,211
Capital Markets
Charles Schwab Corp. (The)	15,810	645,206
CME Group Inc.	2,100	249,480
Intercontinental Exchange, Inc.	26,800	1,604,516
Morgan Stanley	57,105	2,446,378
State Street Corp.	17,767	1,414,431
TD Ameritrade Holding Corp.	27,250	1,058,935
Total Financials		9,012,967

Health Care | 18.9%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	11,673	1,415,235
Biogen Inc. (a)	4,509	1,232,851
Celgene Corp. (a)	8,100	1,007,883
Incyte Corp. (a)	5,200	695,084
Vertex Pharmaceuticals, Inc. (a)	15,400	1,683,990
Health Care Equipment & Supplies
Danaher Corp.	30,900	2,642,877
Intuitive Surgical, Inc. (a)	3,935	3,016,059
Stryker Corp.	12,333	1,623,639

GROWTH FUND
Portfolio of Investments
Growth Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
	Shares	Value
Health Care Providers & Services
Aetna Inc.	5,710	$ 728,311
Anthem, Inc.	4,166	688,973
Centene Corp. (a)	14,100	1,004,766
Cigna Corp.	10,179	1,491,122
Humana Inc.	8,867	1,827,843
Unitedhealth Group Inc.	20,600	3,378,606
Pharmaceuticals
Allergan plc	4,646	1,110,022
Merck & Co., Inc.	20,700	1,315,278
Total Health Care		24,862,539

Industrials | 7.2%
Aerospace & Defense
Boeing Co. (The)	20,857	3,688,769
Textron Inc.	12,500	594,875
Airlines
Alaska Air Group, Inc.	23,351	2,153,429
American Airlines Group Inc.	33,050	1,398,015
Building Products
Fortune Brands Home & Security, Inc.	1,308	79,592
Commercial Services & Supplies
Waste Connections, Inc.	10,700	943,954
Machinery
Fortive Corp.	10,700	644,354
Total Industrials		9,502,988

Information Technology | 36.3%
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	18,700	2,016,421
Alphabet Inc. (Class A) (a)	6,850	5,807,430
Alphabet Inc. (Class C) (a)	3,900	3,235,284
Facebook, Inc. (Class A) (a)	42,500	6,037,125
Tencent Holdings Ltd. ADR	49,300	1,422,798
IT Services
PayPal Holdings, Inc. (a)	59,400	2,555,388
Visa Inc. (Class A)	60,700	5,394,409
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	7,900	1,049,120
NXP Semiconductors NV (a)	14,354	1,485,639
Software
Electronic Arts Inc. (a)	8,200	734,064
Intuit Inc.	11,621	1,347,920
Microsoft Corp.	77,100	5,077,806
Red Hat, Inc. (a)	20,400	1,764,600
salesforce.com, Inc. (a)	27,400	2,260,226
ServiceNow, Inc. (a)	14,992	1,311,350
Snap Inc. (a)	23,231	523,395
Workday, Inc. (Class A) (a)	1,600	133,248
Technology Hardware, Storage, & Peripherals
Apple Inc.	39,000	5,602,740
Total Information Technology		47,758,963

GROWTH FUND
Portfolio of Investments
Growth Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
Real Estate | 0.6%	Shares	Value
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	8,400	$ 793,380
Total Real Estate		793,380

Telecommunication Services | 1.0%
Wireless Telecommunication Services
T-Mobile US, Inc. (a)	21,000	1,356,390
Total Telecommunication Services		1,356,390
Total Common Stocks
(Cost $94,759,302)		128,684,085

Money Market Fund | 2.2% of portfolio
State Street Institutional US Government Money Market Fund
(Premier Class), 0.62% (b)	2,910,904	2,910,904
Total Money Market Fund
(Cost $2,910,904)		2,910,904

Total Investments in Securities
(Cost $97,670,206) | 100%		$ 131,594,989

(a) Non-income producing.
(b) 7-day yield at March 31, 2017.

NV - Naamloze Vennottschap
plc - Public Limited Company
ADR - American Depositary Receipt

At March 31, 2017, the cost of investment securities for tax purposes was $97,739,293.  Net unrealized appreciation of investment securities was $33,855,696 consisting of unrealized gains of $34,953,951 and unrealized losses of $1,098,255.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 128,684,085	$ -	$ -	$ 128,684,085
Cash Equivalents	$ 2,910,904	$ -	$ -	$ 2,910,904
	$ 131,594,989	$ -	$ -	$ 131,594,989

There were no transfers between levels during the period ended March 31, 2017.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2017 | (Unaudited)

Common Stocks | 98.6% of portfolio
Consumer Discretionary | 14.3%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	799,450	$ 35,455,608
Distributors
Core-Mark Holding Company, Inc.	739,592	23,067,874
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	26,560,051
Cracker Barrel Old Country Store, Inc.	210,209	33,475,783
Multiline Retail
Fred's, Inc. (Class A)	1,685,683	22,082,447
Specialty Retail
Francesca's Holdings Corp. (a)	1,375,242	21,109,965
Textiles, Apparel, & Luxury Goods
G-III Apparel Group, Ltd. (a)	647,500	14,173,775
Total Consumer Discretionary		175,925,503

Consumer Staples | 2.4%
Food & Staples Retailing
United Natural Foods, Inc. (a)	668,100	28,881,963
Total Consumer Staples		28,881,963

Energy | 1.8%
Energy Equipment & Services
Rowan Companies plc	248,000	3,863,840
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	7,097,706
Rockwater Energy Solutions, Inc. (Class A-1) (a) (b)	676,500	11,500,500
Total Energy		22,462,046

Financials | 20.5%
Banks
Capital Bank Financial Corp.	100,988	4,382,879
Cardinal Financial Corp.	1,162,000	34,790,280
FB Financial Corp. (a)	161,577	5,713,363
Glacier Bancorp, Inc.	629,000	21,341,970
Middleburg Financial Corp.	58,400	2,338,336
National Bankshares, Inc. (Virginia)	448,702	16,848,760
State Bank Financial Corp.	1,231,700	32,172,004
Sterling Bancorp	1,087,900	25,783,230
Texas Capital Bancshares, Inc. (a)	533,417	44,513,649
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	38,077,701
Insurance
Kinsale Capital Group, Inc.	300,000	9,612,000
National General Holdings Corp.	691,963	16,441,041
Total Financials		252,015,213

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
Health Care | 2.5%	Shares	Value
Health Care Equipment & Supplies
STERIS plc	342,112	$ 23,763,100
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	379,000	7,530,730
Total Health Care		31,293,830

Industrials | 39.3%
Aerospace & Defense
BWX Technologies, Inc.	626,200	29,807,120
Huntington Ingalls Industries, Inc.	135,000	27,032,400
Triumph Group, Inc.	737,800	18,998,350
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,444,100	7,220,500
Building Products
NCI Building Systems, Inc. (a)	1,181,831	20,268,402
Construction & Engineering
Comfort Systems USA, Inc.	2,838	100,749
Dycom Industries, Inc. (a)	1,135,299	105,526,042
Orion Group Holdings, Inc. (a)	1,853,794	13,847,841
Primoris Services Corp.	1,102,400	25,597,728
Industrial Conglomerates
Carlisle Companies Inc.	125,600	13,365,096
Machinery
Manitowoc Co., Inc. (The)	759,400	4,328,580
NN, Inc.	1,348,200	33,974,640
Standex International Corp.	328,244	32,873,637
Welbilt, Inc. (a)	759,400	14,907,022
Road & Rail
Covenant Transportation Group, Inc. (Class A) (a)	605,200	11,377,760
Knight Transportation, Inc.	1,382,732	43,348,648
Werner Enterprises, Inc.	1,304,181	34,169,542
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	45,668,432
Total Industrials		482,412,489

Information Technology | 10.1%
Electronic Equipment, Instruments, & Components
Belden Inc.	337,585	23,357,506
Internet Software & Services
comScore, Inc. (a)	753,000	16,257,270
j2 Global, Inc	82,196	6,897,066
IT Services
Cass Information Systems, Inc.	223,814	14,794,105
Computer Services, Inc.	585,362	25,586,173
ManTech International Corp. (Class A)	902,666	31,259,324
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	5,777,100
Total Information Technology		123,928,544

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
Materials | 7.7%	Shares	Value
Chemicals
GCP Applied Technologies Inc. (a)	160,400	$ 5,237,060
PolyOne Corp.	1,024,246	34,916,546
Westlake Chemical Corp.	231,400	15,283,970
Construction Materials
Summit Materials, Inc. (Class A) (a)	1,125,078	27,800,677
Containers & Packaging
Myers Industries, Inc.	713,058	11,301,969
Total Materials		94,540,222
Total Common Stocks
(Cost $860,748,675)		1,211,459,810

Commercial Paper | 1.4% of portfolio	Face Amount
Northwestern Corp., 1.1%, 04/04/2017 (b)	$ 16,780,000	16,777,938
Total Commercial Paper
(Cost $16,778,462)		16,777,938

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional U.S.Government Money Market Fund (Premier Class), 0.62% (c)	135	135
Total Money Market Fund
(Cost $135)		135

Total Investments in Securities
(Cost $877,527,272) | 100%		$1,228,237,883

(a) Non-income producing.
(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.The total of such securities at period-end amounts to $28,278,438 and represents 2.3% of total investment.
(c) 7-day yield at March 31, 2017.

At March 31, 2017, the cost of investment securities for tax purposes was $877,527,272.  Net unrealized appreciation of investment securities was $350,710,611 consisting of unrealized gains of $404,490,854 and unrealized losses of $53,780,243.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,199,959,310	$ -	$ 11,500,500	$ 1,211,459,810
Commercial Paper	$ -	$ 16,777,938	$ -	$ 16,777,938
Cash Equivalents	$ 135	$ -	$ -	$ 135
	$ 1,199,959,445	$ 16,777,938	$ 11,500,500	$1,228,237,883

There were no transfers between levels during the reporting period.

As of March 31, 2017, all Level 3 security held by the Small Company Stock Fund were not considered to be material.

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2017 | (Unaudited)

Common Stocks | 97.4% of portfolio
Australia | 1.8%	Shares	Value
CSL Ltd.	11,177	$ 1,070,150
Total Australia		1,070,150

Brazil | 0.6%
Itaú Unibanco Holding SA ADR (Class A)	28,820	347,857
Total Brazil		347,857

Britain | 12.0%
BBA Aviation plc	128,600	490,364
HSBC Holdings plc	113,106	922,589
Royal Dutch Shell plc (Class B)	71,176	1,956,586
Shire plc	9,700	565,191
Unilever plc	25,877	1,276,442
WPP plc	86,380	1,893,370
Total Britain		7,104,542

Canada | 2.4%
Canadian National Railway Co.	18,600	1,375,098
Total Canada		1,375,098

China | 0.9%
Baidu, Inc. ADR (a)	2,920	503,758
Total China		503,758

France | 10.6%
Air Liquide SA	12,125	1,384,416
Dassault Systèmes SA	30,100	2,603,402
L’Oréal SA	8,403	1,616,212
LVMH Moët Hennessy - Louis Vuitton SE	3,108	683,114
Total France		6,287,144

Germany | 18.7%
Allianz SE REG	13,173	2,442,882
Bayer AG REG	19,300	2,223,619
Bayerische Motoren Werke AG	14,534	1,326,108
Fresenius Medical Care AG & Co. KGaA	9,664	814,883
FUCHS PETROLUB SE	4,127	175,161
FUCHS PETROLUB SE (Preferred)	8,689	423,588
Linde AG	5,451	908,250
SAP SE ADR	21,100	2,071,387
Symrise AG	10,036	667,408
Total Germany		11,053,286

Hong Kong | 3.9%
AIA Group Ltd.	369,100	2,329,743
Total Hong Kong		2,329,743

India | 0.2%
ICICI Bank Ltd. ADR	13,800	118,680
Total India		118,680

Israel | 2.9%
Check Point Software Technologies Ltd. (a)	16,700	1,714,422
Total Israel		1,714,422

Italy | 1.4%
Tenaris, SA ADR	24,000	819,360
Total Italy		819,360

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
Japan | 15.7%	Shares	Value
FANUC Corp.	9,300	$ 1,914,603
JGC Corp.	35,000	609,542
Keyence Corp.	4,600	1,845,395
Kubota Corp.	42,700	643,637
M3, Inc.	48,900	1,218,710
Mitsubishi Estate Co., Ltd.	29,000	528,573
MonotaRO Co., Ltd.	24,400	756,171
Park24 Co., Ltd.	24,600	646,345
Sysmex Corp.	18,500	1,125,562
Total Japan		9,288,538

Mexico | 0.8%
Grupo Financiero Banorte SAB de CV	55,300	318,232
Grupo Televisa SAB ADR	5,500	142,670
Total Mexico		460,902

Republic of South Korea | 1.3%
Samsung Electronics Co., Ltd. GDR	213	195,591
Samsung Electronics Co., Ltd. REG GDR	768	555,088
Total Republic of South Korea		750,679

Singapore | 2.6%
DBS Group Holdings Ltd.	110,800	1,534,790
Total Singapore		1,534,790

South Africa | 1.4%
Aspen Pharmacare Holdings Ltd.	10,200	208,685
Naspers Ltd. (Class N)	2,870	494,536
Sasol Ltd.	4,100	120,186
Total South Africa		823,407

Spain | 4.0%
Banco Bilboa Vizcaya Argentaria SA	227,076	1,762,716
Grifols, SA	11,340	278,227
Grifols, SA ADR	17,800	335,975
Total Spain		2,376,918

Sweden | 4.4%
Alfa Laval AB	35,100	661,557
Atlas Copco AB (Class A)	29,388	1,035,900
Skandinaviska Enskilda Banken AB (Class A)	79,089	878,846
Total Sweden		2,576,303

Switzerland | 8.1%
Nestlé SA REG	26,396	2,025,938
Roche Holding AG REG	8,492	2,171,690
Sonova Holding AG	4,289	594,949
Total Switzerland		4,792,577

Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,800	486,032
Total Taiwan		486,032

Turkey | 0.3%
Türkiye Garanti Bankasi ADR AS	76,900	185,329
Total Turkey		185,329

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2017 | (Unaudited)

Common Stocks | continued
United States of America | 2.6%	Shares	Value
Schlumberger Ltd.	19,600	$ 1,530,760
Total United States of America		1,530,760
Total Common Stocks
(Cost $49,006,544)		57,530,275

Money Market Fund | 2.6% of portfolio
State Street Institutional US Government Money Market Fund, 0.62% (b)	1,561,803	1,561,803
Total Money Market Fund
(Cost $1,561,803)		1,561,803

Total Investments in Securities
(Cost $50,568,347) | 100%		$ 59,092,078

(a) Non-income producing.
(b) 7-day yield at March 31, 2017.

SA - Société Anonyme or Sociedad Anónima
ADR - American Depositary Receipt
plc - Public Limited Company
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
GDR - Global Depositary Receipt
AB - Aktiebolag

At March 31, 2017, the cost of investment securities for tax purposes was $50,591,361.  Net unrealized appreciation of investment securities was $8,500,717 consisting of unrealized gains of $8,697,680 and unrealized losses of $196,963.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$ 5,362,100	$ 46,406,447	$ -	$ 51,768,547
American Depository Receipts	$ 5,761,728	$ -	$ -	$ 5,761,728
Cash Equivalents	$ 1,561,803	$ -	$ -	$ 1,561,803
	$ 12,685,631	$ 46,406,447	$ -	$ 59,092,078

There were no transfers between levels during the period ended March 31, 2017.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | 99.2% of net assets
Aerospace & Defense | 2.2%	Shares	Value
Arconic, Inc.	246,183	$ 6,484,460
Boeing Co.	318,306	56,295,599
General Dynamics Corp.	158,778	29,723,242
L3 Technologies, Inc.	44,491	7,353,917
Lockheed Martin Corp.	139,006	37,198,006
Northrop Grumman Corp.	97,848	23,272,168
Raytheon Co.	163,398	24,918,195
Rockwell Collins, Inc.	74,947	7,281,851
Textron, Inc.	154,558	7,355,415
TransDigm Group, Inc.	27,003	5,944,981
United Technologies Corp.	419,397	47,060,537
Total Aerospace & Defense		252,888,371

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	79,067	6,111,088
Expeditors International of Washington, Inc.	103,307	5,835,812
FedEx Corp.	137,205	26,775,556
United Parcel Service, Inc., Class B	385,736	41,389,473
Total Air Freight & Logistics		80,111,929

Airlines | 0.6%
Alaska Air Group, Inc.	67,139	6,191,559
American Airlines Group, Inc.	277,028	11,718,284
Delta Air Lines, Inc.	410,468	18,865,109
Southwest Airlines Co.	345,402	18,568,812
United Continental Holdings, Inc. (a)	161,564	11,412,881
Total Airlines		66,756,645

Auto Components | 0.4%
BorgWarner, Inc.	107,204	4,480,055
Delphi Automotive PLC	153,194	12,330,585
Goodyear Tire & Rubber Co.	139,270	5,013,720
Johnson Controls International PLC	526,577	22,179,423
Total Auto Components		44,003,783

Automobiles | 0.5%
Ford Motor Co.	2,198,702	25,592,891
General Motors Co.	767,932	27,154,076
Harley-Davidson, Inc.	100,929	6,106,204
Total Automobiles		58,853,171

Banks | 6.4%
Bank of America Corp.	5,610,376	132,348,770
BB&T Corp.	454,961	20,336,757
Citigroup, Inc.	1,553,683	92,941,317
Citizens Financial Group, Inc.	287,742	9,941,486
Comerica, Inc.	96,472	6,616,050
Fifth Third Bancorp	424,252	10,776,001
Huntington Bancshares, Inc.	618,183	8,277,470
JPMorgan Chase & Co.	1,997,463	175,457,150
KeyCorp	605,741	10,770,075
M&T Bank Corp.	86,318	13,355,984
PNC Financial Services Group, Inc. (b)	271,845	32,686,643
Regions Financial Corp.	657,801	9,557,848
SunTrust Banks, Inc.	277,310	15,335,243
U.S. Bancorp	888,931	45,779,946
Wells Fargo & Co.	2,517,300	140,112,918
Zions Bancorporation	108,671	4,564,182
Total Banks		728,857,840

Beverages | 2.0%
Brown-Forman Corp., Class B	96,980	4,478,537
Coca-Cola Co.	2,159,975	91,669,339
Constellation Brands, Inc., Class A	97,103	15,737,483
Dr. Pepper Snapple Group, Inc.	102,688	10,055,209
Molson Coors Brewing Co., Class B	101,709	9,734,568
Monster Beverage Corp. (a)	223,523	10,320,057
PepsiCo, Inc.	796,605	89,108,235
Total Beverages		231,103,428

Biotechnology | 2.8%
AbbVie, Inc.	891,252	58,073,980
Alexion Pharmaceuticals, Inc. (a)	126,565	15,344,741
Amgen, Inc.	411,642	67,538,103

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued	Shares	Value
Biogen, Inc. (a)	120,723	$ 33,008,083
Celgene Corp. (a)	435,301	54,164,503
Gilead Sciences, Inc.	731,425	49,678,386
Incyte Corp. (a)	99,258	13,267,817
Regeneron Pharmaceuticals, Inc. (a)	42,665	16,533,114
Vertex Pharmaceuticals, Inc. (a)(c)	137,259	15,009,272
Total Biotechnology		322,617,999

Building Products | 0.1%
Allegion PLC	52,492	3,973,644
Fortune Brands Home & Security, Inc.	81,683	4,970,411
Masco Corp.	185,105	6,291,719
Total Building Products		15,235,774

Capital Markets | 2.1%
Affiliated Managers Group, Inc.	31,410	5,149,355
Ameriprise Financial, Inc.	84,568	10,966,778
Bank of New York Mellon Corp.	582,478	27,510,436
BlackRock, Inc. (b)	68,061	26,102,074
Charles Schwab Corp.	681,839	27,825,850
E*Trade Financial Corp. (a)	153,308	5,348,916
Franklin Resources, Inc.	187,476	7,900,239
Goldman Sachs Group, Inc.	207,654	47,702,277
Invesco Ltd.	221,831	6,794,683
Morgan Stanley	807,026	34,572,994
Northern Trust Corp.	117,986	10,215,228
Raymond James Financial, Inc.	69,463	5,297,248
State Street Corp.	202,952	16,157,009
T. Rowe Price Group, Inc.	139,255	9,490,228
Total Capital Markets		241,033,315

Chemicals | 2.1%
Air Products & Chemicals, Inc.	122,351	16,552,867
Albemarle Corp.	62,918	6,646,658
CF Industries Holdings, Inc.	124,932	3,666,754
Dow Chemical Co.	624,839	39,702,270
E.I. du Pont de Nemours & Co.	484,245	38,899,401
Eastman Chemical Co.	82,301	6,649,921
Ecolab, Inc.	146,898	18,412,195
FMC Corp.	71,364	4,966,221
International Flavors & Fragrances, Inc.	45,289	6,002,151
LyondellBasell Industries NV, Class A	184,886	16,859,754
Monsanto Co.	245,416	27,781,091
Mosaic Co.	197,330	5,758,089
PPG Industries, Inc.	144,879	15,223,885
Praxair, Inc.	159,887	18,962,598
Sherwin-Williams Co.	45,934	14,248,268
Total Chemicals		240,332,123

Commercial Services & Supplies | 0.3%
Cintas Corp.	48,343	6,117,323
Iron Mountain, Inc.	141,367	5,042,561
Republic Services, Inc.	132,200	8,303,482
Stericycle, Inc. (a)	46,330	3,840,294
Waste Management, Inc.	228,091	16,632,396
Total Commercial Services & Supplies		39,936,056

Communications Equipment | 1.1%
Cisco Systems, Inc.	2,800,403	94,653,621
F5 Networks, Inc. (a)	34,999	4,989,807
Harris Corp.	70,710	7,867,902
Juniper Networks, Inc.	215,209	5,989,267
Motorola Solutions, Inc.	89,927	7,753,506
Total Communications Equipment		121,254,103

Construction & Engineering | 0.1%
Fluor Corp.	74,557	3,923,190
Jacobs Engineering Group, Inc.	65,572	3,624,820

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued	Shares	Value
Quanta Services, Inc. (a)	81,392	$ 3,020,457
Total Construction & Engineering		10,568,467

Construction Materials | 0.1%
Martin Marietta Materials, Inc.	36,006	7,858,310
Vulcan Materials Co.	75,423	9,086,963
Total Construction Materials		16,945,273

Consumer Finance | 0.8%
American Express Co.	423,920	33,536,311
Capital One Financial Corp.	270,840	23,470,994
Discover Financial Services	217,581	14,880,365
Navient Corp.	153,087	2,259,564
Synchrony Financial	432,835	14,846,241
Total Consumer Finance		88,993,475

Containers & Packaging | 0.3%
Avery Dennison Corp.	48,469	3,906,601
Ball Corp.	99,810	7,411,891
International Paper Co.	227,086	11,531,427
Sealed Air Corp.	103,552	4,512,796
WestRock Co.	144,256	7,505,640
Total Containers & Packaging		34,868,355

Distributors | 0.1%
Genuine Parts Co.	85,536	7,904,382
LKQ Corp. (a)	173,154	5,068,217
Total Distributors		12,972,599

Diversified Consumer Services | 0.0%
H&R Block, Inc.	105,795	2,459,734
Total Diversified Consumer Services		2,459,734

Diversified Financial Services | 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,060,613	176,782,975
CBOE Holdings, Inc.	48,557	3,936,516
CME Group, Inc.	190,367	22,615,600
Intercontinental Exchange, Inc.	335,027	20,058,066
Leucadia National Corp.	173,652	4,514,952
Moody's Corp.	91,865	10,292,555
Nasdaq, Inc.	67,399	4,680,860
S&P Global, Inc.	144,910	18,945,533
Total Diversified Financial Services		261,827,057

Diversified Telecommunication Services | 2.4%
AT&T, Inc.	3,433,073	142,644,183
CenturyLink, Inc.	313,165	7,381,299
Level 3 Communications, Inc. (a)	162,059	9,273,016
Verizon Communications, Inc.	2,279,056	111,103,980
Total Diversified Telecommunication Services		270,402,478

Electric Utilities | 1.8%
American Electric Power Co., Inc.	275,301	18,480,956
Duke Energy Corp.	390,643	32,036,632
Edison International	185,297	14,751,494
Entergy Corp.	102,113	7,756,504
Eversource Energy	175,329	10,305,839
Exelon Corp.	520,609	18,731,512
FirstEnergy Corp.	242,718	7,723,287
NextEra Energy, Inc.	260,398	33,427,291
Pinnacle West Capital Corp.	63,750	5,315,475
PPL Corp.	385,593	14,417,322
Southern Co.	553,229	27,539,740
Xcel Energy, Inc.	280,843	12,483,471
Total Electric Utilities		202,969,523

Electrical Equipment | 0.6%
Acuity Brands, Inc.	24,930	5,085,720

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued	Shares	Value
AMETEK, Inc.	131,197	$ 7,095,134
Eaton Corp. PLC	253,733	18,814,302
Emerson Electric Co.	362,834	21,719,243
Rockwell Automation, Inc.	71,017	11,058,057
Total Electrical Equipment		63,772,456

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	172,028	12,243,233
Corning, Inc.	525,288	14,182,776
FLIR Systems, Inc.	75,163	2,726,913
TE Connectivity Ltd.	200,911	14,977,915
Total Electronic Equipment, Instruments & Components		44,130,837

Energy Equipment & Services | 1.1%
Baker Hughes, Inc.	240,068	14,360,868
Halliburton Co.	486,556	23,943,421
Helmerich & Payne, Inc.	57,890	3,853,737
National Oilwell Varco, Inc.	210,735	8,448,366
Schlumberger Ltd.	781,206	61,012,189
TechnipFMC PLC (a)	260,767	8,474,927
Transocean Ltd. (a)	211,458	2,632,652
Total Energy Equipment & Services		122,726,160

Food & Staples Retailing | 1.9%
Costco Wholesale Corp.	244,681	41,030,557
CVS Health Corp.	575,327	45,163,170
Kroger Co.	521,086	15,366,826
Sysco Corp.	276,340	14,347,573
Wal-Mart Stores, Inc.	842,939	60,759,043
Walgreens Boots Alliance, Inc.	477,619	39,666,258
Whole Foods Market, Inc.	183,142	5,442,980
Total Food & Staples Retailing		221,776,407

Food Products | 1.5%
Archer-Daniels-Midland Co.	315,937	14,545,739
Campbell Soup Co.	108,033	6,183,809
Conagra Brands, Inc.	233,850	9,433,509
General Mills, Inc.	324,909	19,172,880
Hershey Co.	78,692	8,597,101
Hormel Foods Corp.	154,840	5,362,109
J.M. Smucker Co.	64,561	8,462,656
Kellogg Co.	139,460	10,126,191
Kraft Heinz Co.	333,328	30,269,516
McCormick & Co., Inc.	65,041	6,344,749
Mead Johnson Nutrition Co.	103,862	9,252,027
Mondelez International, Inc., Class A	854,995	36,833,185
Tyson Foods, Inc., Class A	162,518	10,028,986
Total Food Products		174,612,457

Health Care Equipment & Supplies | 2.3%
Abbott Laboratories	966,951	42,942,294
Baxter International, Inc.	268,682	13,933,849
Becton Dickinson & Co.	118,666	21,768,091
Boston Scientific Corp. (a)	763,192	18,980,585
C.R. Bard, Inc.	41,021	10,195,359
Cooper Cos., Inc.	27,986	5,594,122
Dentsply Sirona, Inc.	132,068	8,246,326
Edwards Lifesciences Corp. (a)	119,818	11,271,279
Hologic, Inc. (a)	154,697	6,582,357
IDEXX Laboratories, Inc. (a)	50,370	7,787,706
Intuitive Surgical, Inc. (a)	20,660	15,835,270
Medtronic PLC	765,354	61,656,918
Stryker Corp.	172,303	22,683,690
Varian Medical Systems, Inc. (a)(c)	50,322	4,585,844
Zimmer Biomet Holdings, Inc.	114,020	13,922,982
Total Health Care Equipment & Supplies		265,986,672

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued
Health Care Providers & Services | 2.6%	Shares	Value
Aetna, Inc.	196,708	$ 25,090,105
AmerisourceBergen Corp.	90,521	8,011,109
Anthem, Inc.	147,869	24,454,575
Cardinal Health, Inc.	177,190	14,449,845
Centene Corp. (a)	90,146	6,423,804
Cigna Corp.	144,562	21,176,887
DaVita, Inc. (a)	84,774	5,762,089
Envision Healthcare Corp. (a)	62,626	3,840,226
Express Scripts Holding Co. (a)	340,485	22,441,366
HCA Holdings, Inc. (a)(c)	162,655	14,474,668
Henry Schein, Inc. (a)	43,417	7,379,588
Humana, Inc.	84,113	17,339,054
Laboratory Corp. of America Holdings (a)	58,019	8,323,986
McKesson Corp.	119,046	17,649,760
Patterson Cos., Inc.	47,484	2,147,701
Quest Diagnostics, Inc.	75,156	7,379,568
UnitedHealth Group, Inc.	538,296	88,285,927
Universal Health Services, Inc., Class B	50,158	6,242,163
Total Health Care Providers & Services		300,872,421

Health Care Technology | 0.1%
Cerner Corp. (a)	161,109	9,481,265
Total Health Care Technology		9,481,265

Hotels, Restaurants & Leisure | 1.6%
Carnival Corp.	231,278	13,624,587
Chipotle Mexican Grill, Inc. (a)(c)	16,175	7,206,286
Darden Restaurants, Inc.	71,132	5,951,614
Marriott International, Inc., Class A	176,408	16,614,105
McDonald's Corp.	457,813	59,337,143
Royal Caribbean Cruises Ltd.	92,952	9,119,521
Starbucks Corp.	815,938	47,642,620
Wyndham Worldwide Corp.	58,193	4,905,088
Wynn Resorts Ltd.	46,264	5,302,317
Yum! Brands, Inc.	188,823	12,065,790
Total Hotels, Restaurants & Leisure		181,769,071

Household Durables | 0.4%
D.R. Horton, Inc.	190,863	6,357,646
Garmin Ltd.	62,073	3,172,551
Leggett & Platt, Inc.	73,058	3,676,279
Lennar Corp., Class A	112,817	5,775,102
Mohawk Industries, Inc. (a)	35,845	8,226,069
Newell Brands, Inc.	266,060	12,550,050
PulteGroup, Inc.	164,364	3,870,772
Whirlpool Corp.	43,002	7,367,533
Total Household Durables		50,996,002

Household Products | 1.8%
Church & Dwight Co., Inc.	139,698	6,966,739
Clorox Co.	72,237	9,739,715
Colgate-Palmolive Co.	494,679	36,205,556
Kimberly-Clark Corp.	199,938	26,317,839
Procter & Gamble Co.	1,428,835	128,380,825
Total Household Products		207,610,674

Independent Power & Renewable Electricity Producers | 0.1%
AES Corp.	353,763	3,955,070
NRG Energy, Inc.	171,214	3,201,702
Total Independent Power & Renewable Electricity Producers		7,156,772

Industrial Conglomerates | 2.6%
3M Co.	333,066	63,725,518
Danaher Corp.	340,608	29,132,202
General Electric Co.	4,880,559	145,440,658
Honeywell International, Inc.	424,499	53,007,190
Roper Technologies, Inc.	57,958	11,967,748
Total Industrial Conglomerates		303,273,316

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued
Insurance | 2.7%	Shares	Value
Aflac, Inc.	226,873	$ 16,430,143
Allstate Corp.	206,927	16,862,481
American International Group, Inc.	522,158	32,598,324
Aon PLC	147,788	17,540,958
Arthur J Gallagher & Co.	99,466	5,623,808
Assurant, Inc.	31,301	2,994,567
Chubb Ltd.	259,502	35,357,147
Cincinnati Financial Corp.	81,869	5,916,673
Hartford Financial Services Group, Inc.	212,637	10,221,461
Lincoln National Corp.	122,925	8,045,441
Loews Corp.	158,364	7,406,684
Marsh & McLennan Cos., Inc.	288,228	21,297,167
MetLife, Inc.	610,733	32,258,917
Principal Financial Group, Inc.	148,648	9,381,175
Progressive Corp.	320,760	12,567,377
Prudential Financial, Inc.	241,696	25,784,129
Torchmark Corp.	59,308	4,569,088
Travelers Cos., Inc.	156,018	18,806,410
Unum Group	125,713	5,894,682
Willis Towers Watson PLC	72,323	9,466,357
XL Group Ltd.	143,588	5,723,418
Total Insurance		304,746,407

Internet & Direct Marketing Retail | 2.5%
Amazon.com, Inc. (a)	221,485	196,355,312
Expedia, Inc.	67,173	8,475,218
Netflix, Inc. (a)	240,946	35,614,228
Priceline Group, Inc. (a)	27,527	48,997,234
TripAdvisor, Inc. (a)(c)	62,850	2,712,606
Total Internet & Direct Marketing Retail		292,154,598

Internet Software & Services | 4.5%
Akamai Technologies, Inc. (a)	97,177	5,801,467
Alphabet, Inc., Class A (a)	166,146	140,858,579
Alphabet, Inc., Class C (a)	165,275	137,105,529
eBay, Inc. (a)	566,727	19,025,026
Facebook, Inc., Class A (a)	1,317,118	187,096,612
VeriSign, Inc. (a)(c)	48,767	4,248,093
Yahoo!, Inc. (a)	492,598	22,861,473
Total Internet Software & Services		516,996,779

IT Services | 3.7%
Accenture PLC, Class A	348,461	41,773,505
Alliance Data Systems Corp.	30,716	7,648,284
Automatic Data Processing, Inc.	251,232	25,723,644
Cognizant Technology Solutions Corp., Class A (a)	341,660	20,335,603
CSRA, Inc.	80,926	2,370,323
Fidelity National Information Services, Inc.	185,229	14,747,933
Fiserv, Inc. (a)	120,593	13,905,579
Global Payments, Inc. (c)	83,574	6,742,750
International Business Machines Corp.	479,536	83,506,399
Mastercard, Inc., Class A	526,877	59,257,856
Paychex, Inc.	180,992	10,660,429
PayPal Holdings, Inc. (a)	630,129	27,108,150
Teradata Corp. (a)(c)	73,204	2,278,108
Total System Services, Inc.	87,907	4,699,508
Visa, Inc., Class A	1,039,049	92,340,285
Western Union Co.	278,703	5,671,606
Xerox Corp.	454,670	3,337,278
Total IT Services		422,107,240

Leisure Products | 0.1%
Hasbro, Inc.	63,962	6,384,687
Mattel, Inc.	198,376	5,080,409
Total Leisure Products		11,465,096

Life Sciences Tools & Services | 0.6%
Agilent Technologies, Inc.	181,955	9,619,961
Illumina, Inc. (a)	82,017	13,995,381
Mettler-Toledo International, Inc. (a)	14,839	7,106,545
PerkinElmer, Inc.	58,664	3,406,032
Thermo Fisher Scientific, Inc.	218,133	33,505,229
Waters Corp. (a)(c)	44,614	6,973,614
Total Life Sciences Tools & Services		74,606,762

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued
Machinery | 1.5%	Shares	Value
Caterpillar, Inc.	329,455	$ 30,560,246
Cummins, Inc.	85,392	12,911,270
Deere & Co.	164,816	17,941,870
Dover Corp.	84,217	6,766,836
Flowserve Corp.	71,219	3,448,424
Fortive Corp.	167,445	10,083,538
Illinois Tool Works, Inc.	175,096	23,194,967
Ingersoll-Rand PLC	142,865	11,617,782
PACCAR, Inc.	193,946	13,033,171
Parker Hannifin Corp.	73,655	11,808,369
Pentair PLC	93,436	5,865,912
Snap-on, Inc.	32,725	5,519,726
Stanley Black & Decker, Inc.	86,844	11,538,962
Xylem, Inc.	104,012	5,223,483
Total Machinery		169,514,556

Media | 3.2%
CBS Corp., Class B	210,510	14,600,974
Charter Communications, Inc., Class A (a)	120,476	39,434,204
Comcast Corp., Class A	2,648,553	99,559,107
Discovery Communications, Inc., Class A (a)(c)	87,189	2,536,328
Discovery Communications, Inc., Class C (a)(c)	108,273	3,065,209
DISH Network Corp., Class A (a)(c)	126,387	8,024,311
Interpublic Group of Cos., Inc.	211,439	5,195,056
News Corp., Class A	216,800	2,818,400
News Corp., Class B	53,983	728,770
Omnicom Group, Inc.	132,622	11,433,343
Scripps Networks Interactive, Inc., Class A	51,301	4,020,459
TEGNA, Inc.	116,701	2,989,880
Time Warner, Inc.	433,364	42,343,996
Twenty-First Century Fox, Inc., Class A	565,110	18,303,913
Twenty-First Century Fox, Inc., Class B	277,146	8,807,700
Viacom, Inc., Class B	196,718	9,170,993
Walt Disney Co.	813,964	92,295,378
Total Media		365,328,021

Metals & Mining | 0.3%
Freeport-McMoRan, Inc. (a)	732,926	9,791,891
Newmont Mining Corp.	292,676	9,646,601
Nucor Corp.	174,648	10,429,979
Total Metals & Mining		29,868,471

Multi-Utilities | 1.3%
Alliant Energy Corp.	131,785	5,220,004
Ameren Corp.	138,685	7,570,814
CenterPoint Energy, Inc.	239,653	6,607,233
CMS Energy Corp.	161,532	7,226,942
Consolidated Edison, Inc.	168,622	13,095,185
Dominion Resources, Inc.	350,338	27,175,719
DTE Energy Co.	99,140	10,123,185
NiSource, Inc.	171,232	4,073,609
PG&E Corp.	283,253	18,796,669
Public Service Enterprise Group, Inc.	280,093	12,422,125
SCANA Corp.	80,345	5,250,546
Sempra Energy	140,939	15,573,759
WEC Energy Group, Inc.	173,557	10,522,761
Total Multi-Utilities		143,658,551

Multiline Retail | 0.4%
Dollar General Corp.	140,578	9,802,504
Dollar Tree, Inc. (a)	130,422	10,232,910
Kohl's Corp.	94,809	3,774,346
Macy's, Inc.	162,701	4,822,458
Nordstrom, Inc.	63,193	2,942,898
Target Corp.	314,065	17,333,247
Total Multiline Retail		48,908,363

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued
Oil, Gas & Consumable Fuels | 5.5%	Shares	Value
Anadarko Petroleum Corp.	314,084	$ 19,473,208
Apache Corp.	210,175	10,800,893
Cabot Oil & Gas Corp.	259,925	6,214,807
Chesapeake Energy Corp. (a)(c)	413,963	2,458,940
Chevron Corp.	1,057,985	113,595,849
Cimarex Energy Co.	55,021	6,574,459
Concho Resources, Inc. (a)	83,989	10,779,148
ConocoPhillips	694,728	34,646,085
Devon Energy Corp.	288,473	12,035,094
EOG Resources, Inc.	323,799	31,586,592
EQT Corp.	99,368	6,071,385
Exxon Mobil Corp.	2,317,596	190,066,048
Hess Corp.	149,974	7,230,247
Kinder Morgan, Inc.	1,072,849	23,323,737
Marathon Oil Corp.	484,287	7,651,735
Marathon Petroleum Corp.	298,006	15,061,223
Murphy Oil Corp.	89,531	2,559,691
Newfield Exploration Co. (a)	106,035	3,913,752
Noble Energy, Inc.	240,725	8,266,497
Occidental Petroleum Corp.	429,470	27,211,219
ONEOK, Inc.	114,308	6,337,236
Phillips 66	247,597	19,614,634
Pioneer Natural Resources Co.	95,716	17,825,191
Range Resources Corp.	103,334	3,007,019
Southwestern Energy Co. (a)(c)	276,092	2,255,672
Tesoro Corp.	68,192	5,527,644
Valero Energy Corp.	254,017	16,838,787
Williams Cos., Inc.	465,436	13,772,251
Total Oil, Gas & Consumable Fuels		624,699,043

Personal Products | 0.1%
Coty, Inc., Class A	274,000	4,967,620
Estee Lauder Cos., Inc., Class A	122,959	10,425,694
Total Personal Products		15,393,314

Pharmaceuticals | 5.0%
Allergan PLC	187,836	44,877,777
Bristol-Myers Squibb Co.	936,620	50,933,396
Eli Lilly & Co.	542,601	45,638,170
Johnson & Johnson	1,515,505	188,756,148
Mallinckrodt PLC (a)	58,015	2,585,729
Merck & Co., Inc.	1,534,616	97,509,501
Mylan NV (a)	253,557	9,886,187
Perrigo Co. PLC	77,693	5,158,038
Pfizer, Inc.	3,327,797	113,843,935
Zoetis, Inc.	278,783	14,878,649
Total Pharmaceuticals		574,067,530

Professional Services | 0.3%
Dun & Bradstreet Corp.	20,525	2,215,469
Equifax, Inc.	66,736	9,125,481
Nielsen Holdings PLC	186,879	7,719,971
Robert Half International, Inc.	69,558	3,396,517
Verisk Analytics, Inc. (a)	84,609	6,865,174
Total Professional Services		29,322,612

Real Estate Investment Trusts (REITs) | 2.8%
Alexandria Real Estate Equities, Inc.	47,840	5,287,277
American Tower Corp. (c)	239,626	29,124,144
Apartment Investment & Management Co., Class A	84,842	3,762,743
AvalonBay Communities, Inc. (c)	75,834	13,923,122
Boston Properties, Inc.	87,074	11,529,468
Crown Castle International Corp.	202,840	19,158,238
Digital Realty Trust, Inc. (c)	88,071	9,369,874

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued	Shares	Value
Equinix, Inc.	43,592	$ 17,452,929
Equity Residential	202,236	12,583,124
Essex Property Trust, Inc.	36,444	8,437,879
Extra Space Storage, Inc.	72,429	5,387,993
Federal Realty Investment Trust	40,554	5,413,959
GGP, Inc.	333,814	7,737,809
HCP, Inc.	267,509	8,367,682
Host Hotels & Resorts, Inc.	400,026	7,464,485
Kimco Realty Corp.	249,356	5,508,274
Macerich Co.	64,171	4,132,612
Mid-America Apartment Communities, Inc.	63,709	6,481,754
Prologis, Inc.	300,193	15,574,013
Public Storage	83,987	18,385,594
Realty Income Corp. (c)	149,916	8,924,500
Regency Centers Corp.	86,603	5,749,573
Simon Property Group, Inc. (c)	179,497	30,878,869
SL Green Realty Corp.	55,087	5,873,376
UDR, Inc. (c)	154,243	5,592,851
Ventas, Inc.	195,979	12,746,474
Vornado Realty Trust	94,927	9,522,127
Welltower, Inc. (c)	199,872	14,154,935
Weyerhaeuser Co.	414,808	14,095,176
Total Real Estate Investment Trusts (REITs)		322,620,854

Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	167,689	5,833,900
Total Real Estate Management & Development		5,833,900

Road & Rail | 0.9%
CSX Corp.	518,541	24,138,084
JB Hunt Transport Services, Inc.	46,539	4,269,488
Kansas City Southern	62,228	5,336,673
Norfolk Southern Corp.	163,834	18,344,493
Ryder System, Inc.	30,042	2,266,368
Union Pacific Corp.	453,928	48,080,054
Total Road & Rail		102,435,160

Semiconductors & Semiconductor Equipment | 3.4%
Advanced Micro Devices, Inc. (a)(c)	422,889	6,153,035
Analog Devices, Inc.	205,339	16,827,531
Applied Materials, Inc.	604,690	23,522,441
Broadcom Ltd.	224,101	49,069,155
Intel Corp.	2,643,915	95,366,014
KLA-Tencor Corp.	88,464	8,410,272
Lam Research Corp.	89,971	11,548,678
Microchip Technology, Inc.	120,563	8,895,138
Micron Technology, Inc. (a)	581,953	16,818,442
NVIDIA Corp.	329,469	35,889,058
Qorvo, Inc. (a)	68,083	4,667,770
QUALCOMM, Inc.	827,324	47,438,758
Skyworks Solutions, Inc.	104,150	10,204,617
Texas Instruments, Inc.	558,089	44,959,650
Xilinx, Inc.	141,911	8,215,228
Total Semiconductors & Semiconductor Equipment		387,985,787

Software | 4.6%
Activision Blizzard, Inc.	390,124	19,451,583
Adobe Systems, Inc. (a)	277,175	36,068,783
Autodesk, Inc. (a)	108,815	9,409,233
CA, Inc.	176,029	5,583,640
Citrix Systems, Inc. (a)	88,964	7,418,708
Electronic Arts, Inc. (a)	174,366	15,609,244
Intuit, Inc.	137,187	15,912,320
Microsoft Corp.	4,320,571	284,552,806
Oracle Corp.	1,677,601	74,837,781
Red Hat, Inc. (a)(c)	102,315	8,850,247
salesforce.com, Inc. (a)	366,957	30,270,283
Symantec Corp.	342,515	10,508,360
Synopsys, Inc. (a)	82,366	5,941,060
Total Software		524,414,048

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Common Stocks | continued
Specialty Retail | 2.4%	Shares	Value
Advance Auto Parts, Inc.	39,845	$ 5,907,420
AutoNation, Inc. (a)	32,043	1,355,099
AutoZone, Inc. (a)	16,098	11,639,659
Bed Bath & Beyond, Inc.	82,376	3,250,557
Best Buy Co., Inc.	153,821	7,560,302
CarMax, Inc. (a)	103,329	6,119,143
Foot Locker, Inc.	71,263	5,331,185
Gap, Inc.	118,805	2,885,773
Home Depot, Inc.	681,136	100,011,199
L Brands, Inc.	138,097	6,504,369
Lowe's Cos., Inc.	485,475	39,910,900
O'Reilly Automotive, Inc. (a)	51,702	13,951,268
Ross Stores, Inc.	219,097	14,431,919
Signet Jewelers Ltd.	36,503	2,528,563
Staples, Inc.	358,219	3,141,581
Tiffany & Co.	61,753	5,885,061
TJX Cos., Inc.	367,167	29,035,566
Tractor Supply Co.	70,057	4,831,831
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,427	9,249,153
Total Specialty Retail		273,530,548

Technology Hardware, Storage & Peripherals | 4.3%
Apple, Inc.	2,933,639	421,446,579
Hewlett Packard Enterprise Co.	933,272	22,118,546
HP, Inc.	949,286	16,973,233
NetApp, Inc.	156,153	6,535,003
Seagate Technology PLC	170,045	7,810,167
Western Digital Corp.	158,426	13,074,898
Total Technology Hardware, Storage & Peripherals		487,958,426

Textiles, Apparel & Luxury Goods | 0.7%
Coach, Inc.	156,488	6,467,649
Hanesbrands, Inc.	221,534	4,599,046
Michael Kors Holdings Ltd. (a)	90,090	3,433,330
NIKE, Inc., Class B	743,041	41,409,675
PVH Corp.	43,071	4,456,556
Ralph Lauren Corp.	31,377	2,560,991
Under Armour, Inc., Class A (a)(c)	103,468	2,046,597
Under Armour, Inc., Class C (a)	105,511	1,930,851
VF Corp.	183,396	10,081,278
Total Textiles, Apparel & Luxury Goods		76,985,973

Thrifts & Mortgage Finance | 0.0%
People's United Financial, Inc.	167,028	3,039,910
Total Thrifts & Mortgage Finance		3,039,910

Tobacco | 1.8%
Altria Group, Inc.	1,082,601	77,319,363
Philip Morris International, Inc.	867,883	97,983,991
Reynolds American, Inc.	461,720	29,097,594
Total Tobacco		204,400,948

Trading Companies & Distributors | 0.2%
Fastenal Co.	161,300	8,306,950
United Rentals, Inc. (a)	48,462	6,060,173
W.W. Grainger, Inc.	29,709	6,915,067
Total Trading Companies & Distributors		21,282,190

Water Utilities | 0.1%
American Water Works Co., Inc.	101,915	7,925,930
Total Water Utilities		7,925,930
Total Long-Term Investments (Cost - $7,528,507,183)		11,340,407,025

Short-Term Securities | 1.0% of net assets
BlackRock Cash Funds:
Institutional, SL Agency Shares, 1.11% (b)(d)(e)	54,203,514	54,225,195
Treasury, SL Agency Shares, 0.68%, (b)(d)	60,000,564	60,000,564
Total Short-Term Securities (Cost $114,212,763)		114,225,759
Total Investments (Cost $7,642,719,946*) | 100.2%		11,454,632,784
Liabilities in Excess of Other Assets | (0.2%)		(25,864,087)
Net Assets | 100.0%		$ 11,428,768,697
* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$ 7,336,271,738
Gross unrealized appreciation		$ 4,258,737,241
Gross unrealized depreciation		(140,376,195)
Net unrealized appreciation		$ 4,118,361,046

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a) Non-income producing security.
(b) During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc. ……………………..	60,705	7,356	-	68,061	$ 26,102,074	$ 161,645		-	$ 195,757
BlackRock Cash Funds: Institutional, SL Agency Shares………………………..	67,939,998	-	(13,736,484) [1]	54,203,514	$ 54,225,195	66,468	[2]	$ 178	5,321
BlackRock Cash Funds: Treasury, SL Agency Shares…………………………	485,190,196	-	(425,189,632) [1]	60,000,564	$ 60,000,564	362,189		-	-
PNC Financial Services Group, Inc. …	242,967	28,878	-	271,845	$ 32,686,643	133,632		-	709,613
Total					$173,014,476	$ 723,934		$ 178	$ 910,691
[1] Represents net shares sold.
   [2] Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(c) Security, or a portion of security, is on loan.
(d) Current yield as of period end.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long		Issue	Expiration	Notional Value	Unrealized Depreciation
622		S&P 500 E-Mini Index	June 2017	$ 73,371,120	$ 259,742

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companie or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy:
		Level 1		Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]……………………..…………….		$ 11,340,407,025		-	-	$ 11,340,407,025
Short-Term Securities:
Money Market Funds…………………....…………		114,225,759		-	-	114,225,759
Total		$ 11,454,632,784		-	-	$ 11,454,632,784

		Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts…………………………….………		$ 259,742		-	-	$ 259,742

[1]See above Schedule of Investments for values in each industry.
[2]Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 30, 2017

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 30, 2017